      As filed with the Securities and Exchange Commission on  April 14, 1998.
                                                            File No. 333-19607
                                                                      811-7426

                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D. C. 20549

                                      FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                 [ ]
     Post-Effective Amendment No.  1                             [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   19                                          [X]


                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               SEPARATE ACCOUNT ONE
                             (Exact Name of Registrant)

                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                (Name of Depositor)


                                   P. O. BOX 2999
                              HARTFORD, CT  06104-2999
                     (Address of Depositor's Principal Offices)

                                   (860) 843-6731
                (Depositor's Telephone Number, Including Area Code)

                               LESLIE T. SOLER, ESQ.
                                   HARTFORD LIFE
                                   P. O. BOX 2999
                              HARTFORD, CT  06104-2999
                      (Name and Address of Agent for Service)



It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X       on May 1, 1998 pursuant to paragraph (b) of Rule 485
     -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
               on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485
     -----
               this post-effective amendment designates a new effective date for
     -----     a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                               CROSS REFERENCE SHEET
                              PURSUANT TO RULE 495(a)


    N-4 Item No.                           Prospectus Heading
    ------------------------------------------------
1.  Cover Page                             Hartford Life and Annuity Insurance
                                           Company, Separate Account One

2.  Definitions                            Definitions

3.  Condensed Financial Information        None

4.  Synopsis or Highlights                 Summary

5.  General Description of                 Hartford, the Separate Account
    Registrant                             and the Funds

6.  Deductions                             Contract Fees and Charges

7   General Description of Annuity         Description of the Contracts,
                                           Contracts Contract Fees and Charges
                                           and Additional Contract Information

8.  Annuity Period                         Selecting an Annuity Payment
                                           Option

9.  Death Benefit                          Description of the Contracts

10. Purchases and Contract Value           Description of the Contracts

11. Redemptions                            Surrenders

12. Taxes                                  Federal Tax Considerations

13. Legal Proceedings                      Legal Proceedings

14. Table of Contents of the Statement     Table of Contents to Statement
    Additional Information                 of Additional Information

15. Cover Page                             Part B; Statement of Additional

16. Table of Contents                      Table of Contents

17. General Information and History        Description of Hartford Life
                                           Insurance Company

18. Services                               None

19. Purchase of Securities                 Distribution of the Contracts
    being Offered

20. Underwriters                           Distribution of the Contracts

21. Calculation of Performance Data        Calculation of Yield and Return

22. Annuity Payments                       Payments Under the Contract,
                                           Selecting an Annuity Payment
                                           Option

23. Financial Statements                   Experts

24. Financial Statements and Exhibits      Financial Statements and Exhibits

25. Directors and Officers of the          Directors and Officers of the
    Depositor                              Depositor

26. Persons Controlled by or Under         Persons Controlled by or Under
    Common Control with the                Common Control with the
    Depositor or Registrant                Depositor or Registrant

27. Number of Contract Owners              Number of Contract Owners

28. Indemnification                        Indemnification

29. Principal Underwriters                 Principal Underwriters

30. Location of Accounts and               Location of Accounts and
    Records                                Records

31. Management Services                    Management Services

32. Undertakings                           Undertakings

                                        PART A

                       INDIVIDUAL SINGLE PREMIUM PAYMENT
                 DIRECTOR IMMEDIATE VARIABLE ANNUITY CONTRACT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             200 HOPMEADOW STREET
                          SIMSBURY, CONNECTICUT 06070
                      TELEPHONE: 1-800-862-6668 (CONTRACT
                                    OWNERS)
[LOGO]            1-800-862-7155 (INVESTMENT REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus ("Prospectus") describes the individual variable immediate annuity contract (the "Contract") offered by Hartford Life and Annuity Insurance Company ("Hartford"). The Contract may be sold to or issued in connection with retirement plans, including plans that qualify for special federal income tax treatment under the Internal Revenue Code.

Contract Owner(s) may allocate the Premium Payment and transfer Contract Value to one or more Sub-Accounts of Hartford Life and Annuity Insurance Company Separate Account One (the "Separate Account"). The assets of each Sub-Account are invested solely in a corresponding mutual fund (the "Funds"). The Funds are:

Advisers Fund Sub-Account                     --   shares of Class IA of Hartford Advisers HLS Fund, Inc.
                                                   ("Hartford Advisers Fund")
Bond Fund Sub-Account                         --   shares of Class IA of Hartford Bond HLS Fund, Inc.
                                                   ("Hartford Bond Fund")
Capital Appreciation Fund Sub-Account         --   shares of Class IA of Hartford Capital Appreciation HLS
                                                   Fund, Inc. ("Hartford Capital Appreciation Fund")
Dividend and Growth Fund Sub-Account          --   shares of Class IA of Hartford Dividend and Growth HLS
                                                   Fund, Inc. ("Hartford Dividend and Growth Fund")
Index Fund Sub-Account                        --   shares of Class IA of Hartford Index HLS Fund, Inc.
                                                   ("Hartford Index Fund")
International Advisers Fund Sub-Account       --   shares of Class IA of Hartford International Advisers HLS
                                                   Fund, Inc. ("Hartford International Advisers Fund")
International Opportunities Fund Sub-Account  --   shares of Class IA of Hartford International Opportunities
                                                   HLS Fund, Inc. ("Hartford International Opportunities
                                                   Fund")
MidCap Fund Sub-Account                       --   shares of Class IA of Hartford MidCap HLS Fund, Inc.
                                                   ("Hartford MidCap Fund")
Money Market Fund Sub-Account                 --   shares of Class IA of Hartford Money Market HLS Fund, Inc.
                                                   ("Hartford Money Market Fund")
Mortgage Securities Fund Sub-Account          --   shares of Class IA of Hartford Mortgage Securities HLS
                                                   Fund, Inc. ("Hartford Mortgage Securities Fund")
Small Company Fund Sub-Account                --   shares of Class IA of Hartford Small Company HLS Fund,
                                                   Inc. ("Hartford Small Company Fund")
Stock Fund Sub-Account                        --   shares of Class IA of Hartford Stock HLS Fund, Inc.
                                                   ("Hartford Stock Fund")

Under the Contract, Hartford makes periodic Annuity Payments to the Contract Owner(s) (or other designated Payee). The dollar amount of each Annuity Payment varies according to the investment performance of the Funds in which the selected Sub-Accounts are invested. The Contract Owner(s) bear the investment risk of amounts invested in the Separate Account.

This Prospectus sets forth the basic information regarding the Contract and the Separate Account that a prospective investor should know before purchasing a Contract. The prospectus for the Funds, which provides information regarding investment objectives and policies of each Fund, should be read in conjunction with this Prospectus. A Statement of Additional Information providing additional information about the Contract and the Separate Account has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 30 of this Prospectus. Call 1-800-862-6668, or write the Administrative Office of Hartford to obtain a free copy of the Statement of Additional Information.

--------------------------------------------------------------------------------

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUS FOR EACH OF THE FUNDS.
--------------------------------------------------------------------------------

AN INVESTMENT IN A CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE CONTRACT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A CONTRACT INVOLVES CERTAIN RISKS, INCLUDING THE RISK OF LOSS OF THE PREMIUM PAYMENT (PRINCIPAL).
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 1998
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 1998

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
 DEFINITIONS...........................................................    3
 FEE AND EXPENSE TABLES................................................    5
 ACCUMULATION UNIT VALUES..............................................    7
 SUMMARY...............................................................    8
 HARTFORD, THE SEPARATE ACCOUNT AND THE FUNDS..........................    9
   Hartford Life and Annuity Insurance Company.........................    9
   Separate Account....................................................    9
   The Funds...........................................................    9
 PERFORMANCE RELATED INFORMATION.......................................   11
 DESCRIPTION OF THE CONTRACTS..........................................   11
   Purchasing a Contract...............................................   11
   Right to Examine the Contract.......................................   11
   Crediting and Allocating the Premium Payment........................   12
   Contract Value Before Income Start Date.............................   12
   The Net Investment Factor...........................................   12
   Sub-Account Value Transfers Before and After Income Start Date......   13
   Surrenders..........................................................   13
   Death Before Income Start Date......................................   13
   Death On or After the Income Start Date.............................   14
   Determination of the Death Benefit..................................   14
   Distribution Requirements: Prior to the Income Start Date...........   14
   Payments Under the Contract.........................................   15
 SELECTING AN ANNUITY PAYMENT OPTION...................................   15
   Annuity Payment Options.............................................   15
   Annuity Calculation Date and Income Start Date......................   16
   Income Payment Dates................................................   16
   Variable Annuity Payments...........................................   16
 CONTRACT FEES AND CHARGES.............................................   17
   Contingent Deferred Sales Charge....................................   17
   Premium Tax Charge..................................................   18
   Mortality and Expense Risk Charge...................................   18
   Fund Expenses.......................................................   18
 ADDITIONAL CONTRACT INFORMATION.......................................   18
   Contract Ownership..................................................   18
   Changing the Contract Owner or Beneficiary..........................   18
   Misstatement of Age or Sex..........................................   19
   Change of Contract Terms............................................   19
   Reports to Contract Owners..........................................   19
   Miscellaneous.......................................................   19
   Voting Privileges...................................................   19
 FEDERAL TAX CONSIDERATIONS............................................   20
   General.............................................................   20
   Taxation of Hartford and the Separate Account.......................   20
   Taxation of Purchasers of Non-Qualified Contracts...................   20
   Taxation of Purchasers of Qualified Contracts.......................   23
   Federal Income Tax Withholding......................................   24
   Contract Owners That Are Nonresident Aliens or Foreign
    Corporations.......................................................   24
   Other Tax Consequences..............................................   24
 OTHER INFORMATION.....................................................   24
   Distribution of the Contracts.......................................   24
   Legal Proceedings...................................................   25
   Experts.............................................................   25
 ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF
   RETURN..............................................................   26
 ILLUSTRATIONS OF ANNUITY PAYMENTS USING HISTORIC RATES OF RETURN......   29
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION.............   43

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------


                                  DEFINITIONS


ACCUMULATION UNIT: An accounting unit of measure used to calculate Sub- Account Value prior to the Annuity Calculation Date.


ADMINISTRATIVE OFFICE OF HARTFORD: Currently located at 200 Hopmeadow Street, Simsbury, CT. All correspondence concerning this Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn.: Individual Annuity Services, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Simsbury, CT 06089.


ANNIVERSARY VALUE: The Commuted Value calculated as of a Contract Anniversary.

ANNUITANT: The person (or persons) whose life (or lives) determines the Annuity Payments payable under the Contract and whose death determines the Death Benefit after the Income Start Date. With regard to joint and last survivor Annuity Payment Options, the maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant. Provisions relating to an action by the Annuitant mean, in case of joint Annuitants, both Annuitants acting jointly. Unless otherwise specified, the Contract Owner is the Annuitant.

ANNUITY CALCULATION DATE: The date as of which the first Annuity Payment will be calculated. It will be no more than five days prior to the Income Start Date. Values calculated prior to the Income Start Date but after the Annuity Calculation Date will equal values as of the Annuity Calculation Date.

ANNUITY PAYMENT: One of several periodic payments made by Hartford to the Payee under an Annuity Payment Option.

ANNUITY PAYMENT OPTION: The form of Annuity Payments selected by the Contract Owner. The Annuity Payment Option is shown on the Contract specifications page as the "Annuity Benefit."

ANNUITY UNIT: An accounting unit of measure used to calculate the amount of Variable Annuity Payments.

ANNUITY UNIT FACTOR: The factor applied in computing Annuity Unit values to neutralize the effect of the Assumed Investment Return.


ASSUMED INVESTMENT RETURN (AIR): The annual rate of return shown on the specification page of the Contract. This rate is used to determine the degree of fluctuation in the amount of Variable Annuity Payments in response to fluctuations in the net investment return of selected Sub-Accounts by assuming (among other things) that the assets in the Sub-Accounts supporting the Contract will have a net annual return over the anticipated Annuity Payment period equal to that rate of return. If the actual performance of the selected Sub-Accounts is equal to the AIR, the Annuity Payment will be constant. If the actual performance is greater than the AIR, the Annuity Payment will increase. If the actual performance is less than the AIR, the Variable Annuity Payment amount will be lower.


BENEFICIARY: The person(s) entitled to receive the Contract Value upon the death of the Contract Owner or Annuitant prior to the Income Start Date or, the Death Benefit upon the death of the Annuitant after the Income Start Date available under some Annuity Payment Options.

CANCELLATION PERIOD: The "Right to Examine" period described on the cover page of the Contract during which the Contract Owner may return the Contract.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: U.S. Securities and Exchange Commission.


COMMUTED VALUE: The present value of the remaining guaranteed Annuity Payments under an Annuity Payment Option having Annuity Payments guaranteed for a specified number of years, computed using the Assumed Investment Return for the Contract and the Annuity Unit value(s) calculated as of the date that Hartford receives a fully completed request for surrender, or Due Proof of Death of the Annuitant.


CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Issue Date.

CONTRACT ISSUE DATE: The date on which Hartford issues the Contract and on which the Contract becomes effective. The Contract Issue Date is shown on the specifications page of the Contract and is used to determine Contract Years and Contract Anniversaries.

CONTRACT OWNER(S): The person (or persons) who owns (or own) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract. The maximum number of joint Contract Owners is two. Provisions relating to action by the Contract Owner mean, in the case of joint Contract Owners, both Contract Owners acting jointly.

CONTRACT VALUE: The sum of the Sub-Account Values under the Contract prior to the Annuity Calculation Date.

CONTRACT YEAR: A 12-month period beginning on the Contract Issue Date or on a Contract Anniversary.

DEATH BENEFIT: The amount payable by Hartford based upon the death of the Contract Owner or Annuitant prior to the Income Start Date, or upon the death of Annuitant on or after the Income Start Date. The Death Benefit is calculated as of the date that Due Proof of Death is received at Hartford.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, a statement

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

from a physician who attended the deceased or any other proof acceptable to Hartford.

FUND: Any open-end management investment company (or investment portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests.


HARTFORD: Hartford Life and Annuity Insurance Company.


INCOME PAYMENT DATE: The date each month, quarter, semi-annual period, or year as of which Hartford computes the Annuity Payments.

INCOME START DATE: The date as of which the Annuity Payments are to begin. It is the first Income Payment Date and is shown on the specifications page of the Contract.

IRA: An "individual retirement annuity" as described in Section 408 of the Code.

JOINT ANNUITANT: A person, other than the primary Annuitant, whose life determines the Annuity Payments payable. The Contract will have a Joint Annuitant only if a joint life Annuity Payment Option is elected.

MAXIMUM ANNIVERSARY VALUE: The greatest Anniversary Value under the Contract while the Annuitant is alive prior to his or her 81st birthday reduced by the dollar amount of Annuity Payments made since that anniversary.


NET ASSET VALUE: The value per share of any Fund on any Valuation Day. The method of computing the Net Asset Value is described in the prospectus for each Fund.



NET INVESTMENT FACTOR: The Net Investment Factor for each of the Sub-Accounts equals the Net Asset Value of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the Net Asset Value of the corresponding Fund at the beginning of the Valuation Period.


NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

PAYEE: The person or party designated by the Contract Owner to receive Annuity Payments. Unless otherwise specified the Annuitant is the Payee.

PAYMENT FACTOR: The factor used on the Annuity Calculation Date to calculate the first Annuity Payment.

PREMIUM PAYMENT: The payment made to Hartford pursuant to the terms of the Contract.

PREMIUM TAX: The amount of tax charged by a state or municipality on the Premium Payment or Contract Value.

QUALIFIED CONTRACT: A Contract that is issued in connection with a retirement plan that qualifies for special federal income tax treatment under Section 408 or Section 457 of the Code.

SEPARATE ACCOUNT: Hartford Life and Annuity Insurance Company Separate Account One.

SUB-ACCOUNT: A subdivision of the Separate Account, the assets of which are invested in a corresponding Fund.

SUB-ACCOUNT VALUE: On or before the Annuity Calculation Date, the amount is determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for that Sub-Account.

SURRENDER VALUE: The Contract Value less any applicable Premium Tax prior to the Annuity Calculation Date, or the Commuted Value less applicable contingent deferred sales charges on or after the Annuity Calculation Date.

VALUATION DAY: Every day that the New York Stock Exchange is open for trading.

VALUATION PERIOD: The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

VARIABLE ANNUITY PAYMENT: An Annuity Payment that may vary in amount from one Income Payment Date to the next as a function of the investment performance of one or more Sub-Accounts selected by the Contract Owner to support Annuity Payments.


WRITTEN NOTICE: A notice or request submitted in writing in a form satisfactory to Hartford that is manually signed by the Contract Owner(s) and received at the Administrative Office of Hartford.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                             FEE AND EXPENSE TABLES


                        Contract Owner Transaction Expenses


 Sales Charge Imposed on Premium Payment...........................       None
 Contingent Deferred Sales Charge (as a percentage of Commuted
   Value)*
     First Year....................................................       6%
     Second Year...................................................       6%
     Third Year....................................................       5%
     Fourth Year...................................................       5%
     Fifth Year....................................................       4%
     Sixth Year....................................................       3%
     Seventh Year..................................................       2%
     Eighth Year...................................................       0%
 Exchange Fee......................................................       None


---------

* Only applies to PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option, after the Income Start Date.

                        Annual Separate Account Expenses
                 (as a percentage of average annual net assets)

 Mortality and Expense Risk Charge.................................      1.25%
 Other Charges.....................................................       None
 Total Separate Account Expenses...................................      1.25%


                         Annual Fund Operating Expenses
                        (as a percentage of net assets)



                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 Hartford Advisers Fund..........................   0.610%     0.020%     0.630%
 Hartford Bond Fund..............................   0.490%     0.020%     0.510%
 Hartford Capital Appreciation Fund..............   0.620%     0.020%     0.640%
 Hartford Dividend and Growth Fund...............   0.660%     0.020%     0.680%
 Hartford Index Fund.............................   0.375%     0.015%     0.390%
 Hartford International Advisers Fund............   0.750%     0.120%     0.870%
 Hartford International Opportunities Fund.......   0.680%     0.090%     0.770%
 Hartford Money Market Fund......................   0.425%     0.015%     0.440%
 Hartford MidCap Fund (1)........................   0.750%     0.040%     0.790%
 Hartford Mortgage Securities Fund...............   0.425%     0.025%     0.450%
 Hartford Small Company Fund.....................   0.750%     0.020%     0.770%
 Hartford Stock Fund.............................   0.430%     0.020%     0.450%


---------


(1) Hartford MidCap Fund is a new Fund: Operating expenses are based on annualized estimates of such expenses to be incurred in the current fiscal year.



    The above tables are intended to assist the Contract Owner in understanding the costs and expenses that he or she will bear directly or indirectly. The table reflects the current management fees, other expenses and total expenses for each Fund. Premium Taxes, ranging from 0% to 4%, may also be applicable. For a more complete description of the various costs and expenses, see "Charges and Deductions," page - and the prospectus for the Funds which accompanies this Prospectus.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                    EXAMPLES


    A Contract Owner will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an Annuitant age 65 with a 5% Assumed Investment Return:

    1. If the LIFE Annuity Payment Option is selected and you do not surrender your Contract:


SUB-ACCOUNT                                    1 YEAR    3 YEARS
---------------------------------------------  -------   -------
Advisers Fund................................    $19       $60
Bond Fund....................................     18        56
Capital Appreciation Fund....................     19        60
Dividend and Growth Fund.....................     20        61
Index Fund...................................     17        52
International Advisers Fund..................     22        67
International Opportunities Fund.............     21        64
MidCap Fund..................................     21        65
Money Market Fund............................     17        54
Mortgage Securities Fund.....................     17        54
Small Company Fund...........................     21        64
Stock Fund...................................     17        54


    2. If the PAYMENTS GUARANTEED FOR 20 YEARS Annuity Payment Option is selected and you do not surrender your Contract:


SUB-ACCOUNT                                    1 YEAR    3 YEARS
---------------------------------------------  -------   -------
Advisers Fund................................    $19       $60
Bond Fund....................................     18        56
Capital Appreciation Fund....................     19        61
Dividend and Growth Fund.....................     20        52
Index Fund...................................     17        67
International Advisers Fund..................     22        64
International Opportunities Fund.............     21        65
MidCap Fund..................................     21        54
Money Market Fund............................     17        54
Mortgage Securities Fund.....................     17        54
Small Company Fund...........................     21        64
Stock Fund...................................     17        54


    3. If the GUARANTEED PAYMENTS FOR 20 YEARS Annuity Payment Option is selected and you surrender your Contract:


SUB-ACCOUNT                                    1 YEAR    3 YEARS
---------------------------------------------  -------   -------
Advisers Fund................................    $79       $110
Bond Fund....................................     78       106
Capital Appreciation Fund....................     79       110
Dividend and Growth Fund.....................     80       111
Index Fund...................................     77       102
International Advisers Fund..................     82       117
International Opportunities Fund.............     81       114
MidCap Fund..................................     81       115
Money Market Fund............................     77       104
Mortgage Securities Fund.....................     77       104
Small Company Fund...........................     81       114
Stock Fund...................................     77       104



    These examples should not be considered representations of past or future performance or expenses. The actual expenses paid or performance achieved may be greater or less than those shown.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



                                                             YEAR
                                                             ENDED
                                                            DECEMBER
                                                            31, 1997
                                                            -------
BOND FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period............  $1.000
Accumulation unit value at end of period..................  $2.114
Number accumulation units outstanding at end of period (in
 thousands)...............................................  107,759
STOCK FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period............  $1.000
Accumulation unit value at end of period..................  $4.602
Number accumulation units outstanding at end of period (in
 thousands)...............................................  440,557
MONEY MARKET FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period............  $1.000
Accumulation unit value at end of period..................  $1.650
Number accumulation units outstanding at end of period (in
 thousands)...............................................  120,947
ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period............  $1.000
Accumulation unit value at end of period..................  $3.572
Number accumulation units outstanding at end of period (in
 thousands)...............................................  999,829
CAPITAL APPRECIATION FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period............  $1.000
Accumulation unit value at end of period..................  $4.845
Number accumulation units outstanding at end of period (in
 thousands)...............................................  461,578
MORTGAGE SECURITIES FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period............  $1.000
Accumulation unit value at end of period..................  $2.098
Number accumulation units outstanding at end of period (in
 thousands)...............................................  38,292
INDEX FUND SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1987)
Accumulation unit value at beginning of period............  $1.000
Accumulation unit value at end of period..................  $3.726
Number accumulation units outstanding at end of (in
 thousands)...............................................  117,372
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at end of period..................  $1.000
Accumulation unit value at end of period..................  $1.469
Number accumulation units outstanding at end of period (in
 thousands)...............................................  396,430
DIVIDEND & GROWTH FUND SUB-ACCOUNT
(INCEPTION DATE MARCH 8, 1994)
Accumulation unit value at beginning of period............  $1.000
Accumulation unit value at end of period..................  $2.149
Number accumulation units outstanding at end of period (in
 thousands)...............................................  541,076
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE MARCH 1, 1995)
Accumulation unit value at beginning of period............  $1.000
Accumulation unit value at end of period..................  $1.319
Number accumulation units outstanding at end of period (in
 thousands)...............................................  109,735
SMALL COMPANY FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 9, 1996)
Accumulation unit value at beginning of period............  $1.000
Accumulation unit value at end of period..................  $1.247
Number accumulation units outstanding at end of period (in
 thousands)...............................................  108,104
MIDCAP FUND SUB-ACCOUNT
(INCEPTION DATE JULY 30, 1997)
Accumulation unit value at beginning of period............  $1.000
Accumulation unit value at end of period..................  $1.097
Number of accumulation units outstanding at end of period
 (in thousands)...........................................  13,437

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                    SUMMARY


                              GENERAL DESCRIPTION


    This Prospectus is designed to provide prospective Contract Owners with information necessary to decide whether or not to purchase a Contract. This summary provides a concise description of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the related Statement of Additional Information, the Contract, and the prospectus for the Funds. For further information, contact the Administrative Office of Hartford or your registered representative.


                             PURCHASING A CONTRACT


    A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with a single Premium Payment to the Administrative Office of Hartford. The minimum Premium Payment for a Contract is $25,000 and the maximum Premium Payment generally is $1,000,000 (See "Purchasing a Contract," page 11), unless approved by Hartford.



    Subject to certain minimum allocation requirements that may be in effect from time to time, the Premium Payment is allocated to each Sub-Account as specified on the application or order request. All percentage allocations must be in whole numbers. (See "Crediting and Allocating Premium Payment," page 12.)


                         RIGHT TO EXAMINE THE CONTRACT


    Contract Owners may cancel the Contract during the Cancellation Period and receive a refund equal to the Contract Value. The Cancellation Period is a ten-day period of time beginning when the Contract is received by a Contract Owner. Some states require a longer Cancellation Period and return of the Premium Payment. (See "Right to Examine the Contract," page 11.)


                                   TRANSFERS


    Prior to the Annuity Calculation Date, a Contract Owner may transfer all or part of any Sub-Account Value to another available Sub-Account(s), subject to certain restrictions. (See "Sub-Account Value Transfers," page 13.) Similar transfers may be made after the Income Start Date, subject to certain restrictions. (See "Variable Annuity Payments," page 16.)


                            ANNUITY PAYMENT OPTIONS

    The following Annuity Payment Options are available under the Contract: LIFE ANNUITY; LIFE ANNUITY WITH CASH REFUND; LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS; JOINT AND LAST SURVIVOR; JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS; and PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS.

                                 DEATH BENEFITS


    The Contract provides for a Death Benefit, under certain Annuity Payment Options, in the event the Annuitant or Contract Owner(s) die(s) prior to the Income Start Date and if the Annuitant dies after the Income Start Date. (See "Payment Upon the Death of Any Contract Owner or the Annuitant," page - .) Certain Annuity Payment Options do not provide a Death Benefit.


                                   SURRENDERS


    Upon Written Notice prior to the Annuity Calculation Date, a Contract Owner may surrender the Contract and receive the Contract Value. On or after the Income Start Date under a PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option, a Contract Owner also may surrender the Contract for the Surrender Value. (See "Surrenders," page 13.) Surrenders may have adverse federal income tax consequences including the possibility of being subject to a penalty tax. (See "Federal Tax Considerations," page 20.)


                                CHARGES AND FEES

    The following charges and fees are assessed under the Contracts:

    CONTINGENT DEFERRED SALES CHARGE. Hartford deducts a contingent deferred sales charge if the Contract is surrendered after the Income Start Date under PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS ANNUITY PAYMENT OPTION. The contingent deferred sales charge is 6% of the Commuted Value (less any applicable Premium Tax charge) if surrendered during the first two Contract Years; 5% of the Commuted Value (less any applicable Premium Tax charge) if surrendered during the third or fourth contract years; and decreases 1% each Contract Year up to and including the seventh Contract Year. The contingent deferred sales charge is 0% if the Contract is surrendered after the seventh Contract Year. No contingent deferred sales charge is assessed upon the death of the Annuitant after the Income Start Date.


    MORTALITY AND EXPENSE RISK CHARGE. Hartford makes a daily charge of 0.003446% (approximately equivalent to an effective annual rate of 1.25%) of the Separate Account's net assets to compensate it for assuming certain mortality and expense risks. (See "Mortality and Expense Risk Charge," page 18.)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


    PREMIUM TAX CHARGE. Generally, taxes, if any, on the Premium Payment are incurred as of the Annuity Calculation Date, and a Premium Tax Charge is deducted from the Contract Value as of that date. These taxes currently range from 0% to 4.0% of the Premium Payment. (See "Premium Tax Charge," page 18.)


    EXPENSES OF THE FUNDS. The investment experience of each Sub-Account reflects that of the Fund whose shares it holds. The investment experience of each Fund, in turn, reflects its fees and other operating expenses. Please read the prospectus for each of the Funds for details.


                             HARTFORD, THE SEPARATE
                             ACCOUNT AND THE FUNDS



                           HARTFORD LIFE AND ANNUITY
                               INSURANCE COMPANY



    Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, except New York, and the District of Columbia. Effective January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.



                                HARTFORD RATINGS



                        EFFECTIVE
                         DATE OF
RATING AGENCY            RATING       RATING        BASIS OF RATING
---------------------  -----------  -----------  ----------------------
A.M. Best and              9/9/97           A+   Financial soundness
Company, Inc.........                            and operating
                                                 performance.
Standard & Poor's....     1/23/98           AA   Claims paying ability
Duff & Phelps........     1/23/98          AA+   Claims paying ability


                                SEPARATE ACCOUNT

    The Separate Account is a separate investment account of Hartford established under Connecticut law on May 20, 1991. Hartford owns the assets of the Separate Account. These assets are held separate from Hartford's general account and its other separate accounts. That portion of the Separate Account's assets that is equal to the reserves and other Contract liabilities of the Separate Account is not chargeable with liabilities arising out of any other business Hartford may conduct.

    The Separate Account is registered with the Commission under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve any supervision by the Commission of the management of the Separate Account or of Hartford. The Separate Account is also governed by the laws of Connecticut, Hartford's state of domicile, and may also be governed by laws of other states in which Hartford does business.


    The investment in the Separate Account is allocated to one or more Sub-Accounts as per the Contract Owner's specifications. Each Sub-Account is invested exclusively in the assets of one underlying Fund. The Separate Account has 12 Sub-Accounts, each of which invests in shares of a corresponding Fund. Income, gains and losses, realized or unrealized, from assets allocated to a Sub-Account are credited to or charged against that Sub-Account without regard to other income, gains or losses of Hartford.



    CHANGES TO THE SEPARATE ACCOUNT. Hartford may make the following changes to the Separate Account:


1.  Any changes required by the 1940 Act or other applicable law or regulation;

2.  combine separate accounts, including the Separate Account;

3. add new Sub-Accounts to or remove existing Sub-Accounts from the Separate Account or combine Sub-Accounts;

4. make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as Hartford may determine;

5.  add new Funds or remove existing Funds;

6. substitute new Funds for any existing Fund if shares of the Fund are no longer available for investment or if Hartford determines that investment in a Fund is no longer appropriate in light of the purposes of the Separate Account;

7. de-register the Separate Account under the 1940 Act if such registration is no longer required; and

8. operate the Separate Account as a management investment company under the 1940 Act or as any other form permitted by law.

    No such changes will be made without any necessary approval of the Commission and applicable state insurance departments. Contract Owners will be notified of any changes.

                                   THE FUNDS


    Each Sub-Account invests in a corresponding Fund. Each of the Funds is an open-end diversified management

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


investment company managed by HL Investment Advisors, Inc. ("HL Advisors"), a registered investment adviser. HL Advisors has retained Wellington Management Company to act as investment sub-adviser to the Funds indicated by an asterisk. In addition, HL Advisors has entered into an investment services agreement with Hartford Investment Management Company ("HIMCO") for the provision of investment services to the remaining Funds. The Funds, as well as a brief description of their investment objectives, are provided below:



 HARTFORD ADVISERS FUND



    Seeks to achieve maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.*



 HARTFORD BOND FUND


    Seeks to achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities.

 HARTFORD CAPITAL APPRECIATION FUND


    Seeks to achieve growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.*


 HARTFORD DIVIDEND AND GROWTH FUND


    Seeks a high level of current income consistent with growth of capital and reasonable investment risk. The Fund invests primarily in equity securities and securities convertible into equity securities.*



 HARTFORD INDEX FUND



    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.(1)



 HARTFORD INTERNATIONAL ADVISERS FUND



    Seeks to provide maximum long-term total return consistent with prudent investment risk. The Fund assets will be diversified among at least five countries and will be allocated among equity and debt securities and money market instruments.*


 HARTFORD INTERNATIONAL OPPORTUNITIES FUND


    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies.*



 HARTFORD MIDCAP FUND



    Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.*



 HARTFORD MORTGAGE SECURITIES FUND


    Seeks to achieve maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.


 HARTFORD SMALL COMPANY FUND



    Seeks to achieve growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.*



 HARTFORD STOCK FUND



    Seeks to achieve long-term growth of capital by investing primarily in equity securities.*



 HARTFORD MONEY MARKET FUND



    Seeks to achieve maximum current income consistent with liquidity and preservation of capital.



    No one can assure that any Fund will achieve its stated objectives and policies. Since each underlying Fund has different investment objectives, each is subject to different risks. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectus for each Fund which accompanies this Prospectus and the current statement of additional information for the Funds. THE FUNDS' PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAN BE ALSO OBTAINED BY CALLING 1-800-862-6668. The Funds' prospectus should be read carefully before any decision is made concerning the allocation of the Premium Payment or transfers of Contract Value among the Sub-Accounts.



    Hartford cannot guarantee that each Fund will always be available under the Contracts, but in the unlikely event that a Fund is not available, Hartford will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at Net Asset Value, without a sales charge.



    Shares of the Funds are sold to separate accounts of Hartford and its insurance company affiliates other than the Separate Account to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts,



(1) "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

Hartford will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed funding,as disclosed in the Funds' prospectus.


    ALL FUNDS MAY NOT BE AVAILABLE IN ALL STATES.



                        PERFORMANCE RELATED INFORMATION


    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


    The Advisers Fund, Bond Fund, Capital Appreciation Fund, Dividend and Growth Fund, Index Fund, International Advisers Fund, International Opportunities Fund, MidCap Fund, Mortgage Securities Fund, Small Company Fund, Stock Fund, and Money Market Fund Sub-Accounts may include total return in advertisements or other sales material.


    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).


    In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.



    The Bond Fund and Mortgage Securities Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner:
The net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level.



    The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Money Market Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level.


    The Separate Account may also disclose yield, standard total return, and non-standard total return for periods prior to the date the Separate Account commenced operations. For periods prior to the date the Separate Account commenced operations, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts.

    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.


                          DESCRIPTION OF THE CONTRACTS


                             PURCHASING A CONTRACT


    A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request. The maximum age for Annuitants on the Contract Issue Date is 90. A single Premium Payment must be delivered to the Administrative Office of Hartford along with the Contract Owner's application or an order request. The minimum Premium Payment is $25,000 unless Hartford specifically consents to a lower Premium Payment. No additional Premium Payments may be made under the Contracts. Unless Hartford gives its prior approval, it will not accept a Premium Payment in excess of $1,000,000. Hartford will send Contract Owners a confirmation notice upon receipt and acceptance of the Contract Owner's Premium Payment.


                         RIGHT TO EXAMINE THE CONTRACT


    Contract Owners may cancel the Contract during the Cancellation Period, which is the 10-day period beginning

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


on the day the Contract Owner receives the Contract. Some states may require a longer Cancellation Period. To cancel the Contract, the Contract Owner must mail or deliver within 10 days, a written request for cancellation accompanied by the Contract to the Administrative Office of Hartford.



    Hartford will refund the Contract Value as of the date of receipt of the request for cancellation. The Contract Owner bears the investment risk during the period prior to Hartford's receipt of the request for cancellation. Hartford will refund the Premium Payment where required by law.



                            CREDITING AND ALLOCATING
                              THE PREMIUM PAYMENT


    If the application or an order request for a Contract is properly completed and is accompanied by any additional information necessary to process it, the Premium Payment will be allocated, as designated by the Contract Owner, to one or more of the Sub-Accounts within two business days of receipt. If the application, order request, or other required information is incomplete when received, Hartford reserves the right to retain the Premium Payment for up to five business days while it attempts to complete the information. If the information cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the Premium Payment will be returned unless the applicant specifically consents to Hartford retaining the Premium Payment until the information is made complete. The Premium Payment will then be allocated within two business days after receipt of the complete information.

    Contract Owners may allocate the Premium Payment among any or all available Sub-Accounts subject to minimum amounts then in effect. Currently, amounts allocated to any one Sub-Account must equal at least 1% of the net Premium Payment. All percentage allocations must be in whole numbers.


                    CONTRACT VALUE BEFORE INCOME START DATE



    SUB-ACCOUNT VALUE. The Contract Value is the sum of all Sub-Account Values and therefore reflects the investment performance of the Sub-Accounts to which it is allocated. The Sub-Account Value for any Sub-Account as of the Contract Issue Date is equal to the amount of the Premium Payment allocated to that Sub-Account. The Sub-Account Value for a Contract is determined on any given day by the multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for that Sub-Account. Therefore, on any Valuation Day the Contract Owner's Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.



    ACCUMULATION UNITS. The portions of the Premium Payment allocated to a Sub-Account or amounts of Contract Value transferred to a Sub-Account are converted into Accumulation Units. For any Contract, the number of Accumulation Units credited to a Sub-Account is determined by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value for that Sub-Account for the Valuation Day as of which the portion of the Premium Payment or transferred Contract Value is invested in the Sub- Account. Transferred Contract Value is invested in a Sub-Account as of the end of the Valuation Period during which the transfer request was received. Therefore, a Premium Payment or portion thereof allocated to or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract.


    Surrenders, transfers out of a Sub-Account, the death of any Contract Owner or the Annuitant before the Income Start Date, and the application of Contract Value less Premium Tax to an Annuity Payment Option on the Annuity Calculation Date all result in a decrease in the number of Accumulation Units of one or more Sub-Accounts. Accumulation Units are valued as of the end of the Valuation Period.

    The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the Net Investment Factor (described below).


                           THE NET INVESTMENT FACTOR
                      (BEFORE AND AFTER INCOME START DATE)


    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

(1) is the result of:


    a. the Net Asset Value of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus


    b. the per share amount of any dividend or capital gain distributions made by the Fund held in the Sub-Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------


(2) is the Net Asset Value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period.


(3) is a daily factor representing the mortality and expense risk charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.


                          SUB-ACCOUNT VALUE TRANSFERS
                       BEFORE AND AFTER INCOME START DATE


    The Contract Owner may transfer the values of the Sub-Accounts allocations from one or more Sub-Accounts to another free of charges. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by a Contract Owner or by the attorney-in-fact pursuant to a power of attorney by calling 1-800-862-6668 or by the agent of record by calling 1-800-862-7155. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities.

    The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that the callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.


    Transfers between Sub-Accounts may be made both before and after the Income Start Date, provided that the minimum allocation to any Sub-Account may not be less than $500. All percentage (%) allocations must be in whole numbers (e.g., 1%).



    It is the responsibility of the Contract Owner to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within 30 days of receipt of the confirmation. Hartford will send the Contract Owner a confirmation of the transfer within five days from the date of any instructions.


    Subject to exceptions set forth in the following paragraph, the right to reallocate Contract Values is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but would not be limited to, the requirements of a minimum time period between each transfer, not accepting transfer requests of an agent acting under power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners. Some states may have certain limitations.

    Currently, and with respect to Contracts issued in all states, the only restriction in effect is that Hartford will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with Hartford.

                                   SURRENDERS


    ON OR BEFORE THE INCOME START DATE. Contract for its Surrender Value at any time on or before the Income Start Date. A Contract's Surrender Value fluctuates daily as a function of the investment performance of the Sub-Accounts in which a Contract Owner is invested. Hartford does not guarantee any minimum Surrender Value. The Surrender Value will be determined as of the date Hartford receives the Written Notice for surrender at the Administrative Office of Hartford.



    AFTER THE INCOME START DATE. Contract on or after the Income Start Date only if the PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option is in effect. Upon such a surrender Hartford pays the Contract Owner the Commuted Value less any applicable contingent deferred sales charges. This surrender charge is computed as of the date Hartford receives the Written Notice for surrender at the Administrative Office of Hartford.



    Contract Owners should consult their tax adviser regarding the tax consequences of a surrender. A surrender made before age 59 1/2 may result in adverse tax consequences, including the imposition of a penalty tax of 10% of the taxable portion of the Surrender Value. See "Federal Tax Considerations," page 20 for more details.


                         DEATH BEFORE INCOME START DATE

    If the Contract Owner or the Annuitant dies before the Income Start Date, Hartford will pay the Death Benefit.

    The Death Benefit is an amount equal to the Contract Value. The Contract Value may be taken in one sum or under any of the settlement options then being offered by Hartford.

    IF THE CONTRACT OWNER DIES before the Income Start Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Contract Owner's spouse is the sole Beneficiary and the Annuitant is living, the spouse may elect, in lieu of receiving the Contract Value, to be treated as the Contract Owner. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.

    IF THE ANNUITANT DIES prior to the Income Start Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary. In that case, the rights of any designated Beneficiary shall be voided.

                    DEATH ON OR AFTER THE INCOME START DATE

    If the Annuitant dies on or after the Income Start Date, Hartford will pay the Death Benefit under the Annuity Payment Option in effect as of the Annuitant's death. Under some Annuity Payment Options, there is no Death Benefit.

    The Death Benefit on or after the Income Start Date, under the PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS ANNUITY PAYMENT OPTION, is the greatest of:

a)  the Commuted Value;

b) 100% of the Premium Payment reduced by the aggregate dollar amount of all Annuity Payments made since the Income Start Date; and

c) the Maximum Anniversary Value (the greatest Anniversary Value under the Contract while the Annuitant is alive prior to his or her 81st birthday reduced by the dollar amount of Annuity Payments made since that anniversary).

    IF THE ANNUITANT DIES on or after the Income Start Date, the Beneficiary will have the option of having payments continue to the Beneficiary for the remainder of the period or taking the Death Benefit in one sum.

    IF A CONTRACT OWNER WHO IS NOT THE ANNUITANT, DIES on or after the Income Start Date, any surviving joint Contract Owner becomes the sole Contract Owner. If there is no surviving Contract Owner, the Payee becomes the new Contract Owner. If any Contract Owner dies, the remaining Annuity Payments will be distributed at least as rapidly as under the method of distribution being used as of the date of such death.

                       DETERMINATION OF THE DEATH BENEFIT

    The Death Benefit will be calculated as of the date Hartford receives Written Notice of Due Proof of Death. Any Annuity Payments made on or after the date of death, but before receipt of Written Notice of Due Proof of Death will be recovered by Hartford from the Payee.


    PRIOR TO THE INCOME START DATE, in the absence of complete instructions to either pay the Death Benefit in one sum or under one of the settlement options being offered, the Contract Value will be moved to the Hartford Money Market Fund.



    ON OR AFTER THE INCOME START DATE, in the absence of complete instructions to either pay the Death Benefit in one sum or continue payments, the present value of the guaranteed remaining payments will be moved to the Hartford Money Market Fund.



    Upon receipt of complete instructions, Hartford will proceed as follows: If the instructions are to resume payments, Hartford will make any payments that went unpaid since the date Hartford received Written Notice of Due Proof of Death. Hartford will then reallocate the remaining balance in the Hartford Money Market Fund according to the instructions and resume payments. If the instructions are to pay the Death Benefit in one sum, Hartford will pay the Death Benefit.



                           DISTRIBUTION REQUIREMENTS:
                         PRIOR TO THE INCOME START DATE


    The Contract Value will be distributed based on the Contract Owner's or Annuitant's date of death and the Beneficiary's election:

1)  in a single lump sum within five years;

2)  under an Annuity Payment Option provided that:


    a)  Annuity Payments begin within one year of the date of death, and


    b) Annuity Payments are made in substantially equal installments over the life of the Beneficiary, or

    c) Annuity Payments are made in substantially equal installments over a period not greater than the life expectancy of the Beneficiary;

3) if the sole Beneficiary is the spouse of the deceased Contract Owner, he or she may by Written Notice within one year of the Contract Owner's death, elect to continue the Contract as the new Contract Owner. If the spouse so elects, all of his or her rights as Beneficiary cease and if the deceased Contract Owner was also the sole Annuitant and appointed no contingent Annuitant, he or she will become the Annuitant; or

4) if the Contract Owner is not an individual, then the "primary Annuitant" shall be treated as the Contract Owner under 1) and 2) above. For this purpose, the "primary Annuitant" means the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                          PAYMENTS UNDER THE CONTRACT

    Hartford generally makes payments of surrenders, Death Benefits, or any Annuity Payments within seven days of receipt of all applicable Written Notices and/or Due Proofs of Death. However, Hartford may postpone such payments for any of the following reasons:

1. when the New York Stock Exchange ("NYSE") is closed for trading other than customary holiday or weekend closing, or trading on the NYSE is restricted, as determined by the Commission; or

2. when the Commission by order permits a postponement for the protection of Contract Owners; or

3. when the Commission determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

    If a recent check or draft has been submitted, Hartford has the right to defer payment of surrenders, payments upon the death of the Contract Owner or Annuitant before the Income Start Date, Death Benefits, or Annuity Payments until the check or draft has been honored.


                              SELECTING AN ANNUITY
                                 PAYMENT OPTION



    The Annuity Payment Option specifies the type of annuity to be paid and determines how long the annuity will be paid, the frequency of Annuity Payments, and the amount of each Annuity Payment. The Contract Owner must select the Annuity Payment Option when applying for the Contract. This election is irrevocable once the Contract is issued. The Contract Owner must select the Sub-Accounts to which Contract Value less applicable Premium Tax will be applied. Unless otherwise directed, Sub-Account values, as they exist on the Annuity Calculation Date, are used to calculate the first Annuity Payment.



                            ANNUITY PAYMENT OPTIONS


    LIFE ANNUITY. Hartford makes Annuity Payments to the Payee for as long as the Annuitant lives. UNDER THIS OPTION, A PAYEE WOULD RECEIVE ONLY ONE ANNUITY PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST ANNUITY PAYMENT, TWO ANNUITY PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND ANNUITY PAYMENT, ETC.


    LIFE ANNUITY WITH CASH REFUND. Hartford makes Annuity Payments to the Payee as long as the Annuitant lives. If the Annuitant dies and the sum of all Annuity Payments made are less than the Contract Value less Premium Tax used to purchase Annuity Units on the Annuity Calculation Date, the Beneficiary is entitled to a Death Benefit. The Death Benefit equals the Contract Value less Premium Tax used to purchase Annuity Units on the Annuity Calculation Date minus the sum of all Annuity Payments made. This Option is only available using the 5% A.I.R.



    LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF
YEARS. Hartford makes Annuity Payments to the Payee for as long as the Annuitant lives. At the time this Option is selected, the Contract Owner must select a specific number of years (a minimum of five years and maximum of: a) 100 minus the Annuitant's age or b) 40 years, whichever is less). If the Annuitant dies before the specified number of years has passed, the Beneficiary will have the option of either having the payments continue to the Beneficiary for the remainder of the period or receiving the Commuted Value in one sum. Some restrictions apply to Qualified Contracts with regards to the specified number of years for which payments are guaranteed.


    JOINT AND LAST SURVIVOR LIFE ANNUITY. Hartford makes Annuity Payments to the Payee while both Annuitants are living. After the death of either Annuitant, Annuity Payments continue to the Payee for as long as the other Annuitant lives. UNDER THIS OPTION, A PAYEE WOULD RECEIVE ONLY ONE ANNUITY PAYMENT IF BOTH ANNUITANTS DIE AFTER THE FIRST ANNUITY PAYMENT, ETC. At the time of purchase the Contract Owner must elect to have Annuity Payments after the death of the first Annuitant made in amounts equal to 100%, 66.67% or 50% of the amount that would otherwise be paid.

    JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS. Hartford makes Annuity Payments to the Payee while both Annuitants are living. After the death of either Annuitant, Annuity Payments continue to the Payee for as long as the other Annuitant lives. At the time of purchase, the Contract Owner must elect to have Annuity Payments after the death of the first Annuitant made in amounts equal to 100%, 66.67% or 50% of the amount that would otherwise be paid. At the time this Option is selected, the Contract Owner must select a specific number of years (a minimum of five years and maximum of 100 minus the younger Annuitant's age). If the Annuitants die before the specified number of years has passed, the Beneficiary will have the option of either having the payments continue to the Beneficiary for the remainder of the period or receiving the Commuted Value in one sum. Some restrictions apply to Qualified Contracts with regards to the specified number of years for which payments are guaranteed.

    PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS. Hartford makes Annuity Payments to the Payee for the number of years (a minimum of five years and maximum of 100 minus the Annuitant's age) selected by the Contract Owner. If the Annuitant dies before the specified number of years has passed, payments to the Beneficiary will continue until the specified number of years has elapsed. After the

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

death of the Annuitant, the Beneficiary will have the option of either having the payments continue to the Beneficiary for the remainder of the period or receiving the Commuted Value in one sum. Some restrictions apply to Qualified Contracts with regards to the specified number of years for which payments are guaranteed.

    Prior to the death of the Annuitant, the Contract Owner may elect to receive the Commuted Value. If the Contract Owner makes this election, Hartford will deduct the contingent deferred sales charge from the Commuted Value before paying it to the Contract Owner.


                          ANNUITY CALCULATION DATE AND
                               INCOME START DATE


    The Contract Owner selects the Income Start Date in the application or order request. The Annuity Calculation Date will be no more than five Valuation Days before the Income Start Date. The Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub- Accounts selected by the Contract Owner as of the Annuity Calculation Date. The first Annuity Payment is computed using the value of such Annuity Units as of the Annuity Calculation Date.

                              INCOME PAYMENT DATES


    All Annuity Payments after the first Annuity Payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Income Start Date based on the Annuity Payment frequency selected by the Contract Owner and shown on the specification page of the Contract. Available Annuity Payment frequency includes monthly, quarterly, semi-annual and annual. The Annuity Payment frequency may not be changed once selected by the Contract Owner.



    In the event that the Contract Owner does not select an Annuity Payment frequency, Annuity Payments will be made monthly.


                           VARIABLE ANNUITY PAYMENTS

    THE FIRST VARIABLE ANNUITY PAYMENT. Variable Annuity Payments are periodic payments from Hartford to the designated Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by the Contract Owner to support such Annuity Payments. The dollar amount of the first Variable Annuity Payment depends on the Annuity Payment Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value applied to purchase the Annuity Payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an Assumed Investment Return of not less than 3.0%.

    The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account.


    ANNUITY UNITS. The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity Payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.



    SUBSEQUENT VARIABLE ANNUITY PAYMENTS. The dollar amount of each subsequent Variable Annuity Payment attributable to each Sub-Account is determined by multiplying the number of Annuity Units of that Sub-Account credited under the Contract by the Annuity Unit value (described below) for that Sub- Account for the Valuation Period ending on the Income Payment Date, or during which the Annuity Payment Date falls if the Valuation Period does not end on such date. The dollar value of each subsequent Variable Annuity Payment is the sum of the subsequent Variable Annuity Payments attributable to each Sub-Account. Notwithstanding the foregoing, when an Income Payment Date would fall on a day that is not a Valuation Day, the Income Payment is computed as of the Valuation Day immediately following what would have been the Income Payment Date.



    The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:



(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;



(b) is the Annuity Unit value for the preceding Valuation Period; and


(c) is a daily Assumed Investment Return factor (for the 3%, 5% or 6% Assumed Investment Return) adjusted for the number of days in the Valuation Period.

    The Annuity Unit Factor is equal to one plus the applicable Assumed Investment Return percentage. Therefore, for 3%, it is 1.03, for 5% it is 1.05 and for 6% it is 1.06. The annual factors can be translated into daily factor of 1.00008098, 1.00013368, and 1.00015965, respectively.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

    THE ASSUMED INVESTMENT RETURN. The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment return of the Sub-Account or Sub-Accounts supporting the Variable Annuity Payments, less an adjustment to neutralize the selected Assumed Investment Return. Dividing what would otherwise be the Annuity Unit value by the Assumed Investment Return factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the Assumed Investment Return selected by the Contract Owner. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.


    Subject to state approval, the Contract permits Contract Owners to select one of three Assumed Investment Returns: 3%, 5% or 6%. A higher Assumed Investment Return will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the Assumed Investment Return. The following examples may help clarify the impact of selecting one Assumed Investment Return over another:



1. If a Contract Owner selects a 3% ASSUMED INVESTMENT RETURN and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 3% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Annuity Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a payment period, the Annuity Payment for that period will be greater than the Annuity Payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 3%, the Annuity Payment for that period will be less than the Annuity Payment for the prior period.



2. If a Contract Owner selects a 5% ASSUMED INVESTMENT RETURN and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 5% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Annuity Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity Payment for that period will be greater than the Annuity Payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 5%, the Annuity Payment for that period will be less than the Annuity Payment for the prior period.



3. If a Contract Owner selects a 6% ASSUMED INVESTMENT RETURN and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 6% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Annuity Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity Payment for that period will be greater than the Annuity Payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 6%, the Annuity Payment for that period will be less than the Annuity Payment for the prior period.



    Exchange ("Transfer") of Annuity Units. After the Annuity Calculation Date, the Contract Owner may exchange (i.e., "transfer") the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity Payment generated from the Annuity Units of either Sub-Account would be the same. Transfers are executed as of the day Hartford receives Written Notice requesting transfer. For guidelines refer to "Sub-Account Value Transfers" on page 13.



                           CONTRACT FEES AND CHARGES


                        CONTINGENT DEFERRED SALES CHARGE


    No sales charge is deducted from the Premium Payment at the time that the Premium Payment is made. However, a contingent deferred sales charge is deducted when a Contract Owner elects to receive the Commuted Value under the PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option.


    In the event that surrender charges from the Contracts are not sufficient to cover the expenses of selling the Contracts, Hartford will bear such expenses. Conversely, if the revenue from such charges exceeds such expenses, the excess of revenues from such charges over expenses will be retained by Hartford.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    The surrender charge is equal to a percentage of the Commuted Value (not to exceed the Premium Payment) and is deducted from those values prior to their being paid.


                  SURRENDER CHARGE
                   AS A PERCENTAGE
CONTRACT YEAR     OF COMMUTED VALUE
-------------  -----------------------
      1                      6%
      2                      6%
      3                      5%
      4                      5%
      5                      4%
      6                      3%
      7                      2%
  8 or more                  0%


                               PREMIUM TAX CHARGE


    Certain states and municipalities impose a tax on Hartford in connection with the Premium Payment or Contract Value. This tax can range from 0% to 4% of either the Premium Payment or the Contract Value and is generally based on the Contract Owner's state of residence. Taxes are generally incurred by Hartford as of the Annuity Calculation Date. Hartford deducts the charge for taxes from the Contract Value on the Annuity Calculation Date. Some jurisdictions impose a tax on the Premium Payment at the time the Premium Payment is received. In those jurisdictions, Hartford's current practice is to pay the tax on the Premium Payment and then deduct the charge for these taxes from the Contract Value on a surrender prior to Annuity Calculation Date, or on the Annuity Commencement Date.


                       MORTALITY AND EXPENSE RISK CHARGE

    Hartford deducts a daily charge from the assets of the Separate Account to compensate Hartford for mortality and expense risks that Hartford assumes under the Contracts. The daily charge is at the rate of 0.003446% (approximately equivalent to an effective annual rate of 1.25%) of the net assets of the Separate Account. Approximately .90% of this annual charge is for the assumption of mortality risk and .35% is for the assumption of expense risk.

    The mortality risk that Hartford assumes (for life contingency based Annuity Payment Options) is the risk that Annuitants, as a group, will live for a longer period of time than Hartford estimated when it established the annuity purchase rates in the Contract. Because of these guarantees, each Contract Owner is assured that the Annuitant's longevity will not have an adverse effect on the Annuity Payments that the Payee receives under Annuity Payment Options based on life contingencies. Hartford also assumes a mortality risk because the Contracts guarantee a "death benefit" if the Contract Owner or Annuitant dies before the Income Start Date.

                                 FUND EXPENSES

    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percent of a Fund's average daily net assets at an annual rate. Please read the prospectus for each Fund for complete details.


                        ADDITIONAL CONTRACT INFORMATION


                               CONTRACT OWNERSHIP

    The Contract belongs to the Contract Owner. A Contract Owner may exercise all of the rights and options described in the Contract. Only the Annuitant may be the owner of an IRA Contract.

    The Contract Owner's rights include the right to: (1) select or change the Contract Owner, (2) select or change any Beneficiary or contingent Beneficiary,
(3) select or change the Payee while the Annuitant is still alive, (4) allocate the Premium Payment among and between the Sub-Accounts, (5) transfer Contract Value among and between the Sub-Accounts, and (6) exchange or transfer Annuity Units between Sub-Accounts on which Variable Annuity Payments are based.


    The rights of owners of Qualified Contracts may be restricted by the terms of a related employee benefit plan. For example, such plans may require an owner of a Qualified Contract to obtain the consent of his or her spouse before exercising certain ownership rights or may restrict withdrawals. See "Federal Tax Considerations," page 20 for more details.



    Selection of an Annuitant or Payee who is not the Contract Owner may have adverse tax consequences. See "Federal Tax Considerations," page 20 for more details.


                   CHANGING THE CONTRACT OWNER OR BENEFICIARY


    At any time after the Cancellation Period, a Contract Owner may transfer ownership of the Contract subject to Hartford's policies and procedures at the time of the change.


    At any time prior to the death of the Annuitant, the Contract Owner may name a new Beneficiary by Written Notice unless an irrevocable Beneficiary has previously been named. When an irrevocable Beneficiary has been designated, the Contract Owner must provide the irrevocable Beneficiary's written consent to Hartford before a new Beneficiary is designated.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------


    These changes take effect as of the day the Written Notice was signed and dated. Hartford is not liable for any payments made under the Contract prior to the effectiveness of any change. For possible tax consequences of these changes, see "Federal Tax Considerations," page 20.


                           MISSTATEMENT OF AGE OR SEX
    If an age or sex of the Annuitant given to Hartford (in the application or otherwise) is misstated, Hartford will adjust the benefits it pays under the Contract to the amount that would have been payable at the correct age or sex. If Hartford made any underpayments because of any such misstatement, it shall pay the amount of such underpayment to the Payee or Beneficiary in one sum. If Hartford makes any overpayments because of a misstatement of age or sex, it shall deduct from current or future payments due under the Contract, the amount of such overpayment.

                            CHANGE OF CONTRACT TERMS

    Upon notice to the Contract Owner, Hartford may modify the Contract to:

1. conform the Contract or the operations of Hartford or of the Separate Account to the requirements of any law to which the Contract, Hartford or the Separate Account is subject;

2. assure continued qualification of the Contract as an annuity contract or a Qualified Contract under the Code;
3. reflect a change (as permitted in the Contract) in the operation of the Separate Account.

    In the event of any such modification, Hartford will make appropriate endorsements to the Contract.

    No modification of this Contract shall be made except over the signature of the President, a Vice President, an Assistant Vice President or a Secretary of Hartford. Any modification or waiver must be in writing. No agent may bind Hartford by making any promise not contained in the Contract.

                           REPORTS TO CONTRACT OWNERS

    Hartford sends each Contract Owner a report at least annually, or more often as required by law, indicating: the number of Accumulation or Annuity Units and the dollar value of such units; the Contract Value prior to the Annuity Calculation Date; the Premium Payment; or surrenders made before the Annuity Calculation Date; Annuity Payments on or after the Income Start Date; and any other information required by law.

    The reports, which are mailed to Contract Owners at their last known address, include any information that may be required by the Commission or the insurance supervisory official of the jurisdiction in which the Contract is issued.

    Hartford also sends any other reports, notices or documents required by law to be furnished to Owners.

                                 MISCELLANEOUS

    NON-PARTICIPATING. The Contract does not participate in the surplus or profits of Hartford and Hartford does not pay dividends on the Contract.

    PROOF OF AGE AND SURVIVAL. Hartford reserves the right to require proof of the Annuitant's age and gender prior to the Annuity Calculation Date. In addition, Hartford reserves the right to require proof that the Annuitant is living before any Income Payment Date.


    CONTRACT APPLICATION OR ORDER REQUEST. Hartford issues the Contract in consideration of the Contract Owner's application or order request and Premium Payment. The entire Contract is made up of the Contract and any attached endorsements or riders. In the absence of fraud, Hartford considers statements made in the application or order request to be representations and not warranties. Hartford will not use any statement in defense of a claim or to void the Contract unless it is contained in the application or order request. Hartford will not contest the Contract.


                               VOTING PRIVILEGES

    In accordance with current interpretations of applicable law, Hartford votes Fund shares held in the Separate Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts.

    The number of votes that a Contract Owner has the right to instruct are calculated separately for each Sub-Account, and may include fractional votes. Prior to the Annuity Calculation Date, the Contract Owner holds a voting interest in each Sub-Account to which Variable Contract Value is allocated. After the Annuity Calculation Date, the Contract Owner has a voting interest in each Sub-Account from which Variable Annuity Payments are made.


    For each Contract Owner prior to the Annuity Calculation Date, the number of votes attributable to a Sub-Account will be determined by dividing the Contract Owner's Sub-Account Value by the Net Asset Value of the Fund in which that Sub-Account invests. For each Contract Owner after the Annuity Calculation Date, the number of votes attributable to a Sub-Account is determined by dividing the liability for future Variable Annuity Payments to be paid from that Sub-Account by the Net Asset Value of the Fund in which that

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Sub-Account invests. This liability for future payments is calculated on the basis of the mortality assumptions, the selected Assumed Investment Return and the Annuity Unit value of that Sub-Account. As Variable Annuity Payments are made to the Payee, the liability for future payments decreases as does the number of votes.


    The number of votes available to a Contract Owner are determined as of the date coinciding with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions are solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Contract Owner or Payee having a voting interest in a Sub-Account will receive proxy materials and reports relating to any meeting of shareholders of the Funds in which that Sub-Account invests.

    Fund shares as to which no timely instructions are received and shares held by Hartford in a Sub-Account as to which no Owner or Payee has a beneficial interest are voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon are applied to reduce the total number of votes eligible to be cast on a matter.


                           FEDERAL TAX CONSIDERATIONS


                                    GENERAL

    TAX LAW IS COMPLEX AND TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER AND, IF APPLICABLE, THE TYPE OF RETIREMENT PROGRAM FOR WHICH THE CONTRACT IS PURCHASED. THEREFORE, A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT MAY NEED LEGAL AND TAX ADVICE.


    This Prospectus does not provide a detailed description of the federal income tax consequences of purchasing a Contract. Special tax rules may apply to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a prospective purchaser should always consult a qualified tax adviser. This discussion is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.


                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account is not separately taxed as a "regulated investment company" under subchapter M of the code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.


    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

                           TAXATION OF PURCHASERS OF
                            NON-QUALIFIED CONTRACTS


    CORPORATIONS, TRUSTS AND OTHER NON-NATURAL PERSONS. Section 72 of the Code governs the taxation of annuity contracts and contains provisions relating to non-natural Contract Owners. Non-natural persons include entities such as corporations, trusts, and partnerships. In general, unless the non-natural person holds a Contract as agent for a natural person, the annual net increase in the value of the Contract is includable in the non-natural person's gross income for the tax period in which the net increase occurs. There is, however, an exception to this general rule for certain annuity contracts held by structured settlement companies, certain annuity contracts held by an employer with respect to a terminated qualified retirement plan and certain immediate annuity contracts. For this purpose, an immediate annuity means an annuity that is purchased with a single premium payment, that has an annuity start date commencing no later than one year from the date of purchase, and that provides for a series of substantially equal periodic payments to be made not less frequently than annually during the annuity period. A non-natural person which is a tax-exempt entity for federal income tax purposes is not subject to income tax as a result of Section 72 of the Code.


    NATURAL PERSONS. Section 72 generally provides that a Contract Owner is not taxed on increases in the value of the Contract until an amount distributed from the Contract is received (or deemed received) by the Contract Owner, either in the form of Annuity Payments, as contemplated by the Contract, or in some other form (i.e., surrender or Death Benefit). However, this tax deferral generally applies only if: (1) the investments in the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, (2) Hartford, rather than the Contract Owner, is considered the owner of such assets for federal income tax purposes, and (3) certain distribution requirements are met in the event that the Contract Owner dies. These requirements are discussed further under the caption "Tax Status of the Contract" below.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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    DISTRIBUTIONS PRIOR TO THE INCOME START DATE. The Contract does not permit partial withdrawals or partial surrenders or loans. If, however, a Contract is surrendered prior to the Income Start Date, amounts received by the Contract Owner are includable in his or her income to the extent that such amounts exceed the "investment in the contract." For this purpose, the investment in the contract at any time equals the Premium Payment (to the extent that such Payment was neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts), less any amounts previously received from the Contract which were not includable in income. Also, the Surrender Value may be subject to a penalty tax, described below. In general, an assignment of the Contract (or other change of ownership) without full and adequate consideration will be treated as a distribution from the Contract and taxed in the same manner as a surrender (except where the Contract is transferred between spouses or incident to a divorce).

    The Contract provides that upon the death of Contract Owner, Annuitant or Joint Annuitant, the Beneficiary will receive the Contract Value. This distribution is includable in the Beneficiary's income as follows: (1) if distributed in a lump sum, it is taxed in the same manner as a surrender, (2) if it is distributed in the form of Annuity Payments, it is taxed in the same manner as Annuity Payments (see below).

    DISTRIBUTIONS AFTER THE INCOME START DATE. The portion of each Annuity Payment taxable as ordinary income is equal to the excess of the Annuity Payment over the "exclusion amount." The "exclusion amount" is the investment in the Contract (described above), adjusted for any guaranteed period, divided by the number of Annuity Payments expected to be made (determined by Treasury Department regulations that take into account the Annuitant's life expectancy and the Annuity Payment Option elected). After the dollar amount of the investment in the Contract, adjusted for any guaranteed period, is deemed to be recovered, the entire amount of each Annuity Payment is fully includable in income. Nonetheless, should the Annuity Payments cease before the adjusted investment in the Contract is fully recovered, a deduction is allowed for the unrecovered amount of the adjusted investment in the Contract. Where a guaranteed period of Annuity Payments is selected and the Annuitant does not live to the end of that period, the Annuity Payments for the remainder of the period are includable in income as follows: (1) if distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time, or (2) if received as Annuity Payments, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered. All Annuity Payments thereafter are fully includable in income.

    PENALTY TAX ON CERTAIN DISTRIBUTIONS. Distributions received (or deemed received) from a Contract (before or after the Income Start Date) may be subject to a penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:


1.  made on or after a taxpayer reaches age 59 1/2;


2.  made on or after the death of the Contract Owner;

3.  attributable to a taxpayer's becoming disabled;

4. that are part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or the life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

5. made under certain annuities issued in connection with structured settlement agreements; and

6. made under an annuity contract that is purchased with a single premium payment when the annuity date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.


    AGGREGATION OF TWO OR MORE CONTRACTS. All non-qualified deferred annuity contracts issued by Hartford (or its affiliates) to the same owner during a calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) of the Code through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more deferred or immediate annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity contract in a calendar year.



    POSSIBLE CHANGES IN TAXATION. In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuity contracts. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity contract. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).


    CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS. Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will and continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective Contract Owners desiring to take advantage of Section 1035 should consult their tax adviser.


    TAX STATUS OF THE CONTRACTS. The foregoing discussion assumes that the Contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

    DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury Department regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although Hartford does not have direct control over the Funds in which the Separate Account invests, Hartford believes that each Fund will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

    The Treasury Department has issued diversification regulations which generally require, in effect, among other things, that no more than 55% of the value of the total assets of each Fund is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.


    In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses certain incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.


    The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Contract Owner has the choice of several Sub-Accounts in which to allocate the Premium Payment and Contract Value, and may be able to transfer Contract Value among Sub-Accounts more frequently than in such rulings. In addition, the Contract provides for more Sub-Accounts than did the variable contracts that were the subject of the such rulings. These differences could result in a Contract Owner being treated as the owner of the assets of the Separate Account. In addition, Hartford does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Hartford therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of the Separate Account's assets.

    REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any
Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Income Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Income Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death.
These requirements will be considered satisfied as to any portion of the
Contract Owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death.
The Contract Owner's "designated beneficiary" is the person designated by such Contract Owner as a Beneficiary and must be a natural person. However, if the Contract Owner's sole designated beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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the surviving spouse as the new Contract Owner. The requirements further provide that if the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions that are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner. The Contract does not permit a change of the Annuitants.


    Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Hartford will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

                           TAXATION OF PURCHASERS OF
                              QUALIFIED CONTRACTS


    The Contracts are designed for use as IRAs or in connection with Deferred Compensation Plans established and maintained by state or local governments or tax-exempt organizations. Important differences exist between the tax rules which are applicable to IRAs and Deferred Compensation Plans. These rules are complex and may vary depending on individual circumstances. Adverse tax consequences may result from distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to applicable commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts as IRAs or when owned by eligible employers in connection with Deferred Compensation Plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under a Deferred Compensation Plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with the Contract, unless Hartford specifically consents to be bound. A brief description of some of the federal income tax rules which apply to IRAs and Deferred Compensation Plans is set forth below. Hartford may amend the Contract as necessary to conform it to the requirements of applicable law.


    INDIVIDUAL RETIREMENT ANNUITIES. The Contract is designed for use as an IRA purchased through a tax-deferred rollover contribution from another IRA, a retirement plan qualified under Section 401 or Section 403(a) of the Code or tax sheltered annuity contract under Section 403(b) of the Code. Amounts held under a Deferred Compensation Plan under Section 457 of the Code CANNOT be rolled over or transferred to an IRA.


    DISTRIBUTIONS FROM AN IRA. In general, payments from an IRA which are not rolled over must be included in gross income as ordinary taxable income in the year in which they are received. Required minimum distributions must begin by April 1 of the calendar year following the calendar year in which the IRA owner attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the IRA owner.



    TEN PERCENT PENALTY TAX ON EARLY DISTRIBUTIONS. Distributions from an IRA may be subject to a penalty tax equal to ten percent (10%) of the amount treated as taxable income. In general, however, there is no such penalty tax on distributions:



1.  made on or after the date on which the taxpayer reaches age 59 1/2,


2. made to a beneficiary (or to the estate of the taxpayer) on or after the death of the taxpayer,


3.  attributable to the taxpayer's becoming disabled,



4. which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary,


5. made to the taxpayer to the extent such distributions do not exceed the amount allowable as a deduction for federal income tax purposes allowed to the taxpayer for amounts paid during the taxable year for medical care, or

6. if certain conditions are met, made to an unemployed taxpayer after separation from employment, for health insurance premiums.


    In addition, effective for distributions made from an IRA after December 31, 1997, there is no such penalty for distributions:



7. made to the taxpayer to the extent the distribution does not exceed the amount of certain qualifying higher education expenses, as defined by section 72 (t) (7) of the Code, or



8. which are qualified first-time home buyer distributions meeting the requirements specified at section 72 (t) (8) of the Code.



    CODE SECTION 457 DEFERRED COMPENSATION PLANS. The Contracts may be purchased by a state or local government or tax-exempt organization that is an employer sponsoring a Deferred Compensation Plan under Section 457 of the Code in order to effect distribution of plan benefits to participants under the plan. In general, distributions from a Deferred Compensation Plan are prohibited under
Section 457 unless made after the participant attains age 70 1/2 specified in the plan, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under

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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the participant or beneficiary.

    Generally, required minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participating employee attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the participating employee.

    Amounts held under a Deferred Compensation Plan under Section 457 of the Code CANNOT be rolled over or transferred to an IRA.
                         FEDERAL INCOME TAX WITHHOLDING

    The portion of a distribution from a Contract that is taxable income to the recipient is generally subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Section 3405 of the Code governs withholding and is summarized below:

    NON-PERIODIC DISTRIBUTIONS. The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.
    PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR). The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

    DEFERRED COMPENSATION PLANS. Distributions from a non-qualified deferred compensation plan meeting the requirements of Section 457 of the Code are generally subject to regular wage withholding rules. Certain states also require withholding of state income tax whenever federal income tax is withheld.

                      CONTRACT OWNERS THAT ARE NONRESIDENT
                         ALIENS OR FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to Contract Owners that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to the purchase of a Contract.

                             OTHER TAX CONSEQUENCES


    As noted above, the foregoing comments about the federal tax consequences under these Contracts are not exhaustive, and special rules may apply to other tax situations not discussed in the Prospectus. Further, the federal income tax consequences discussed herein reflect Hartford's understanding of current law which is subject to change. Federal, state and local gift estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. In particular, certain gift and/or estate tax consequences may result in situations where the Contract Owner is not also the Annuitant, Payee, and Beneficiary. A competent tax adviser should be consulted for further information.



                               OTHER INFORMATION


                         DISTRIBUTION OF THE CONTRACTS

    Hartford Securities Distribution Company, Inc. ("HSD"), which is located at 200 Hopmeadow Street, Simsbury, CT 06070, is principal underwriter and distributor of the Contracts. HSD is an affiliate of Hartford, is registered with the Commission as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. Hartford pays HSD for acting as principal underwriter under a distribution agreement. The Contracts are offered on a continuous basis and Hartford does not anticipate discontinuing the offer.


    Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell Hartford's insurance contracts and who are also registered representatives of a broker-dealer having a selling agreement with HSD. Such broker-dealers will generally receive commissions based on a percent of Premium Payment made (up to a maximum of 6%). The writing agent will receive a percentage of these commissions from the respective broker-dealer, depending on the practice of that broker-dealer. Contract Owners do not pay these commissions.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.


                               LEGAL PROCEEDINGS

    There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject.


                                    EXPERTS



    The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving the reports. Reference is made to the report on the statutory-basis financial statements of Hartford Life and Annuity Insurance Company (formerly ITT Hartford Life and Annuity Insurance Company) which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                       ILLUSTRATIONS OF ANNUITY PAYMENTS
                     ASSUMING HYPOTHETICAL RATES OF RETURN



The following graph has been prepared to show how investment performance could affect Variable Annuity Payments over time. The graph illustrates the Variable Annuity Payments of a Non-Qualified Contract under three hypothetical rate of return scenarios. Of course, the illustrations merely represent what Variable Annuity Payments might be paid under a HYPOTHETICAL Non-Qualified Contract.



    WHAT THE GRAPHS ILLUSTRATE. Each curve plotted on the graph illustrates the payments under a hypothetical Non-Qualified Contract (described in more detail below) assuming a different hypothetical rate of return for a single Sub-Account supporting the Contract by plotting one point for each contract year. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that contract year under the hypothetical Contract (hereinafter, an "Average Monthly Payment"). Each curve on the graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below).



    HYPOTHETICAL RATES OF RETURN. The Variable Annuity Payments reflect three different assumptions for a constant investment return before fees and expenses:
0%, 6% and 12%. Net of all expenses, these constant returns are: -1.83%, 4.06% and 9.95%. Average Monthly Payments reflect the assumed investment return net of all expenses of the illustrated Sub-Account (and the Funds) over the periods shown in each graph. Fund management fees and operating expenses are assumed to be at an annual rate of 0.60% of their average daily net assets. This is the weighted average of Fund expenses shown in the fee table on page 5. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Sub-Account's average daily net assets.



    Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPH ARE BASED ON HYPOTHETICAL CONTRACTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVER SUGGEST THAT ANY SUB-ACCOUNT OR CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR AVERAGE MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the hypothetical returns. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity payment options, how long the Annuitant lives. (See "Selecting an Annuity Payment Option" on page 15.)


    ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED. In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%, (3) the Contract Owner selected an Assumed Investment Return of 5%, (4) the Contract Owner elects to receive monthly Variable Annuity Payments, and (5) the Contract Value (less any applicable Premium Tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000.


    For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Income Payment Dates," page 16.



    ASSUMED INVESTMENT RETURN. Among the most important facts that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments," page 16.



    THE $1,000 INITIAL ANNUITY PAYMENT. The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to a Sub-Account

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------


having a constant investment return before fees and expenses of 0%, 6%, or 12%. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Variable Annuity Payments," page 16.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                           HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL 0% GROSS      HYPOTHETICAL 6% GROSS      HYPOTHETICAL 12% GROSS
         RATE                       RATE                       RATE
   AVERAGE MONTHLY            AVERAGE MONTHLY            AVERAGE MONTHLY
       PAYMENT                    PAYMENT                    PAYMENT
 FOR EACH YEAR SHOWN        FOR EACH YEAR SHOWN        FOR EACH YEAR SHOWN
    $1,000 INITIAL             $1,000 INITIAL             $1,000 INITIAL
   PAYMENT; 5% AIR            PAYMENT; 5% AIR            PAYMENT; 5% AIR
----------------------     ----------------------     ----------------------
             AVERAGE                    AVERAGE                    AVERAGE
 CONTRACT    MONTHLY        CONTRACT    MONTHLY        CONTRACT    MONTHLY
   YEAR      PAYMENT          YEAR      PAYMENT          YEAR      PAYMENT
----------  ----------     ----------  ----------     ----------  ----------
       1          970             1          996             1        1,021
       2          907             2          987             2        1,070
       3          848             3          978             3        1,120
       4          793             4          969             4        1,173
       5          741             5          961             5        1,228
       6          693             6          952             6        1,286
       7          648             7          943             7        1,346
       8          606             8          935             8        1,410
       9          566             9          927             9        1,476
      10          529            10          918            10        1,546
      11          495            11          910            11        1,619
      12          463            12          902            12        1,695
      13          433            13          894            13        1,775
      14          404            14          886            14        1,858
      15          378            15          878            15        1,946
      16          353            16          870            16        2,038
      17          330            17          862            17        2,134
      18          309            18          854            18        2,234
      19          289            19          847            19        2,340
      20          270            20          839            20        2,450

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT
Contract Year               0% Gross Rate    6% Gross Rate    12% Gross Rate
1                                     970              996             1,021
2                                     907              987             1,070
3                                     848              978             1,120
4                                     793              969             1,173
5                                     741              961             1,228
6                                     693              952             1,286
7                                     648              943             1,346
8                                     606              935             1,410
9                                     566              927             1,476
10                                    529              918             1,546
11                                    495              910             1,619
12                                    463              902             1,695
13                                    433              894             1,775
14                                    404              886             1,858
15                                    378              878             1,946
16                                    353              870             2,038
17                                    330              862             2,134
18                                    309              854             2,234
19                                    289              847             2,340
20                                    270              839             2,450

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------


                       ILLUSTRATIONS OF ANNUITY PAYMENTS
                         USING HISTORIC RATES OF RETURN



The following graphs have been prepared to show how investment performance affects Variable Annuity Payments over time. These graphs illustrate the "performance" of a Non-Qualified Contract under which Variable Annuity Payments begin at the end of the month that the Contract was issued which is the same month that each Sub-Account illustrated began operations. Of course, Hartford did not sell Contracts prior to the date of this Prospectus (i.e., during any of the time periods shown) and therefore the illustrations merely represent what Variable Annuity Payments might have been under a HYPOTHETICAL Non-Qualified Contract had one existed during the years shown.



    WHAT THE GRAPHS ILLUSTRATE. Each graph illustrates the "performance" of a particular Sub-Account based on hypothetical Non-Qualified Contract (described in more detail below) by plotting one point for each calendar year since the Sub-Account began operations. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that year under the hypothetical Contract. Each graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below). All of the graphs end on December 31, 1997. Where a Sub-Account began operations in mid-year, the point for the first year represents the average of monthly Variable Annuity Payments made (which is fewer than 12) under the hypothetical Contract during that year. The points therefore represent, in each case, the average monthly Variable Annuity Payment (hereinafter, an "Average Monthly Payment").



    Average Monthly Payments reflect the actual past investment return after all expenses of the Sub-Accounts over the periods shown in each graph. Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPHS ARE BASED ON HYPOTHETICAL CONTRACTS AND PAST INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR VARIABLE ANNUITY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the past returns of the Sub-Accounts. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity options, how long the Annuitant lives. (See "Selecting an Annuity Payment Option," page 15.)



    ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED. In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to the Sub-Account being illustrated, (3) the Contract Owner selected an Assumed Investment Return of 5%,
(4) the Contract Owner elects to receive monthly Variable Annuity Payments and elects an Income Start Date that is the last day of the month in which the Contract was issued, (5) the Contract Value (less any applicable premium tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000, and (6) the Income Start Date is the last day of the month that the Sub-Account illustrated began operations. TO THE EXTENT THAT A REAL CONTRACT IS ISSUED BY HARTFORD ON A BASIS DIFFERENT FROM THE FOREGOING ASSUMPTIONS, THAT REAL CONTRACT WOULD HAVE HAD AVERAGE MONTHLY PAYMENTS DIFFERENT FROM THOSE ILLUSTRATED EVEN DURING THE PERIODS ILLUSTRATED.



    For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Income Payment Dates," page 16.



    ASSUMED INVESTMENT RETURN. Among the most important facts that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments," page 16. Standardized and non-standardized average annual total returns as well as the Sub-Account Annual Percentage Change column reflect the performance of the Sub-Account being illustrated without adjustment for an Assumed Investment Return.



    THE $1,000 INITIAL ANNUITY PAYMENT. The hypothetical Contract has an initial Variable Annuity Payment of $1,000.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to the Sub-Account shown in the illustrations. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Variable Annuity Payments," page 16.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------


                           ADVISERS FUND SUB-ACCOUNT


          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983 *                         990                         1.26%
               1984                           948                         6.05%
               1985                         1,078                        25.26%
               1986                         1,253                        11.27%
               1987                         1,337                         4.66%
               1988                         1,322                        12.71%
               1989                         1,479                        20.24%
               1990                         1,459                         0.01%
               1991                         1,584                        18.88%
               1992                         1,630                         6.96%
               1993                         1,731                        10.86%
               1994                         1,688                        -3.94%
               1995                         1,821                        26.74%
               1996                         2,042                        15.14%
               1997                         2,384                        22.96%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         22.96%
       5 Year                                         13.83%
      10 Year                                         12.66%
  Since Inception                                     11.84%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         16.96%
       5 Year                                         13.35%
      10 Year                                         12.66%
  Since Inception                                     11.84%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                            Advisers Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983*                                 990
1984                                  948
1985                                1,078
1986                                1,253
1987                                1,337
1988                                1,322
1989                                1,479
1990                                1,459
1991                                1,584
1992                                1,630
1993                                1,731
1994                                1,688
1995                                1,821
1996                                2,042
1997                                2,384

 * Fund inception was 4/83. Therefore, the Average Monthly Payment represents the average monthly payment from April 1983 to December 1983. The Annual Sub-Account Return is based on the period from April 1983 to December 1983.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                     CAPITAL APPRECIATION FUND SUB-ACCOUNT


          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984 *                       1,038                         9.16%
               1985                         1,237                        34.37%
               1986                         1,485                         7.65%
               1987                         1,496                        -5.55%
               1988                         1,451                        24.67%
               1989                         1,694                        22.60%
               1990                         1,550                       -12.02%
               1991                         1,852                        52.16%
               1992                         2,100                        15.55%
               1993                         2,492                        19.30%
               1994                         2,562                         1.26%
               1995                         2,897                        28.63%
               1996                         3,328                        19.20%
               1997                         3,881                        20.83%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         20.83%
       5 Year                                         17.48%
      10 Year                                         18.13%
  Since Inception                                     16.32%

  STANDARDIZED AVERAGE ANNUAL TOTAL
               RETURNS
 FOR THE PERIODS ENDED 12/31/1997**
-------------------------------------
       1 Year                  14.83%
       5 Year                  17.06%
      10 Year                  18.13%
  Since Inception              16.32%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                Capital Appreciation Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984*                               1,038
1985                                1,237
1986                                1,485
1987                                1,496
1988                                1,451
1989                                1,694
1990                                1,550
1991                                1,852
1992                                2,100
1993                                2,492
1994                                2,562
1995                                2,897
1996                                3,328
1997                                3,881

 * Fund inception was 4/84. Therefore, the Average Monthly Payment represents the average monthly payment from April 1984 to December 1984. The Annual Sub-Account Return is based on the period from April 1984 to December 1984.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------


                             INDEX FUND SUB-ACCOUNT


          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987 *                         978                       -14.02%
               1988                           890                        14.75%
               1989                         1,049                        28.73%
               1990                         1,035                        -5.24%
               1991                         1,145                        27.93%
               1992                         1,205                         5.49%
               1993                         1,256                         7.76%
               1994                         1,228                        -0.31%
               1995                         1,401                        34.85%
               1996                         1,653                        20.58%
               1997                         2,044                        30.96%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         30.96%
       5 Year                                         18.00%
      10 Year                                         15.76%
  Since Inception                                     13.12%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         24.96%
       5 Year                                         17.58%
      10 Year                                         15.76%
  Since Inception                                     13.12%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                               Index Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987*                                 978
1988                                  890
1989                                1,049
1990                                1,035
1991                                1,145
1992                                1,205
1993                                1,256
1994                                1,228
1995                                1,401
1996                                1,653
1997                                2,044

 * Fund inception was 5/87. Therefore, the Average Monthly Payment represents the average monthly payment from May 1987 to December 1987. The Annual Sub-Account Return is based on the period from May 1987 to December 1987.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                  INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT


          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990 *                         900                       -12.18%
               1991                           890                        11.60%
               1992                           869                        -5.62%
               1993                           911                        32.07%
               1994                           999                        -3.15%
               1995                           967                        12.51%
               1996                         1,056                        11.53%
               1997                         1,090                        -0.91%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         -0.91%
       5 Year                                          9.73%
      10 Year                                             --
  Since Inception                                      5.26%


         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         -6.91%
       5 Year                                          9.17%
      10 Year                                             --
  Since Inception                                      5.26%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                       International Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990*                                 900
1991                                  890
1992                                  869
1993                                  911
1994                                  999
1995                                  967
1996                                1,056
1997                                1,090

 * Fund inception was 7/90. Therefore, the Average Monthly Payment represents the average monthly payment from July 1990 to December 1990. The Annual Sub-Account Return is based on the period from July 1990 to December 1990.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------


                         MONEY MARKET FUND SUB-ACCOUNT


          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980 *                       1,009                         5.09%
               1981                         1,074                        14.29%
               1982                         1,162                        12.39%
               1983                         1,212                         8.01%
               1984                         1,254                         9.35%
               1985                         1,296                         7.19%
               1986                         1,313                         5.45%
               1987                         1,311                         5.17%
               1988                         1,319                         6.06%
               1989                         1,347                         7.77%
               1990                         1,375                         6.76%
               1991                         1,386                         4.72%
               1992                         1,364                         2.35%
               1993                         1,324                         1.66%
               1994                         1,286                         2.67%
               1995                         1,272                         4.45%
               1996                         1,261                         3.86%
               1997                         1,248                         4.02%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          4.02%
       5 Year                                          3.33%
      10 Year                                          4.42%
  Since Inception                                      6.31%

 STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
                     ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         -1.98%
       5 Year                                          2.62%
      10 Year                                          4.42%
  Since Inception                                      6.31%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                        Money Market Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980*                               1,009
1981                                1,074
1982                                1,162
1983                                1,212
1984                                1,254
1985                                1,296
1986                                1,313
1987                                1,311
1988                                1,319
1989                                1,347
1990                                1,375
1991                                1,386
1992                                1,364
1993                                1,324
1994                                1,286
1995                                1,272
1996                                1,261
1997                                1,248

 * Fund inception was 6/80. Therefore, the Average Monthly Payment represents the average monthly payment from June 1980 to December 1980. The Annual Sub-Account Return is based on the period from June 1980 to December 1980.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                         SMALL COMPANY FUND SUB-ACCOUNT


          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996 *                       1,025                         4.26%
               1997                         1,092                        16.91%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         16.91%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     16.84%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         10.91%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     13.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                       Small Company Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996*                               1,025
1997                                1,092

 * Fund inception was 8/96. Therefore, the Average Monthly Payment represents the average monthly payment from August 1996 to December 1996. The Annual Sub-Account Return is based on the period from August 1996 to December 1996.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------


                             BOND FUND SUB-ACCOUNT


          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977 *                         998                         1.00%
               1978                           979                         1.34%
               1979                           959                         1.63%
               1980                           929                         4.91%
               1981                           932                         9.12%
               1982                         1,045                        26.16%
               1983                         1,132                         1.48%
               1984                         1,121                        11.78%
               1985                         1,262                        19.11%
               1986                         1,396                        10.78%
               1987                         1,360                        -1.26%
               1988                         1,364                         6.25%
               1989                         1,397                        10.73%
               1990                         1,416                         7.06%
               1991                         1,506                        15.02%
               1992                         1,579                         4.23%
               1993                         1,645                         8.86%
               1994                         1,541                        -5.14%
               1995                         1,585                        17.01%
               1996                         1,596                         2.24%
               1997                         1,637                         9.97%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          9.97%
       5 Year                                          6.32%
      10 Year                                          7.45%
  Since Inception                                      7.74%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          3.97%
       5 Year                                          5.69%
      10 Year                                          7.45%
  Since Inception                                      7.74%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                                Bond Fund
Calendar Year                 Sub-Account
1977*                                 998
1978                                  979
1979                                  959
1980                                  929
1981                                  932
1982                                1,045
1983                                1,132
1984                                1,121
1985                                1,262
1986                                1,396
1987                                1,360
1988                                1,364
1989                                1,397
1990                                1,416
1991                                1,506
1992                                1,579
1993                                1,645
1994                                1,541
1995                                1,585
1996                                1,596
1997                                1,637

 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                      DIVIDEND AND GROWTH FUND SUB-ACCOUNT


          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994 *                       1,024                        4.07%
               1995                         1,146                       34.68%
               1996                         1,383                       21.39%
               1997                         1,695                       30.25%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         30.25%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     22.09%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         24.25%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     21.45%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                  Dividend and Growth Fund
Calendar Year                  Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994*                                1,024
1995                                 1,146
1996                                 1,383
1997                                 1,695

 * Fund inception was 3/94. Therefore, the Average Monthly Payment represents the average monthly payment from March 1994 to December 1994. The Annual Sub-Account Return is based on the period from March 1994 to December 1994.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------


                    INTERNATIONAL ADVISERS FUND SUB-ACCOUNT


          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995 *                       1,037                        11.45%
               1996                         1,099                        10.41%
               1997                         1,143                         4.20%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          4.20%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     10.26%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         -1.80%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                      8.75%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                    International Advisers
                                      Fund
Calendar Year                  Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995*                                1,037
1996                                 1,099
1997                                 1,143

 * Fund inception was 3/95. Therefore, the Average Monthly Payment represents the average monthly payment from March 1995 to December 1995. The Annual Sub-Account Return is based on the period from March 1995 to December 1995.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                      MORTGAGE SECURITIES FUND SUB-ACCOUNT


          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984 *                       1,000
               1985                         1,064                        19.13%
               1986                         1,162                         9.75%
               1987                         1,151                         1.36%
               1988                         1,170                         7.03%
               1989                         1,205                        11.74%
               1990                         1,239                         8.35%
               1991                         1,324                        13.31%
               1992                         1,365                         3.35%
               1993                         1,372                         4.99%
               1994                         1,297                        -2.83%
               1995                         1,336                        14.73%
               1996                         1,348                         3.77%
               1997                         1,372                         7.66%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          7.66%
       5 Year                                          5.51%
      10 Year                                          7.09%
  Since Inception                                      7.72%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          1.66%
       5 Year                                          4.86%
      10 Year                                          7.09%
  Since Inception                                      7.72%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                 Mortgage Securities Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984*                               1,000
1985                                1,064
1986                                1,162
1987                                1,151
1988                                1,170
1989                                1,205
1990                                1,239
1991                                1,324
1992                                1,365
1993                                1,372
1994                                1,297
1995                                1,336
1996                                1,348
1997                                1,372

 * Fund inception was 12/84. Therefore, the Average Monthly Payment represents the monthly payment for December 1984.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------


                             STOCK FUND SUB-ACCOUNT


          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977 *                         999                         1.72%
               1978                           992                         3.55%
               1979                         1,044                        21.10%
               1980                         1,228                        29.61%
               1981                         1,349                        -0.64%
               1982                         1,311                        19.81%
               1983                         1,652                        12.50%
               1984                         1,500                        -0.70%
               1985                         1,718                        29.85%
               1986                         2,052                        10.93%
               1987                         2,305                         4.09%
               1988                         2,172                        17.51%
               1989                         2,536                        24.49%
               1990                         2,450                        -5.07%
               1991                         2,701                        23.07%
               1992                         2,758                         8.68%
               1993                         2,982                        12.92%
               1994                         2,980                        -3.11%
               1995                         3,306                        32.43%
               1996                         3,937                        22.83%
               1997                         4,893                        29.75%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         29.75%
       5 Year                                         18.22%
      10 Year                                         15.67%
  Since Inception                                     13.91%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         23.75%
       5 Year                                         17.81%
      10 Year                                         15.67%
  Since Inception                                     13.91%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                               Stock Fund
Calendar Year                 Sub-Account
1977*                                 999
1978                                  992
1979                                1,044
1980                                1,228
1981                                1,349
1982                                1,311
1983                                1,652
1984                                1,500
1985                                1,718
1986                                2,052
1987                                2,305
1988                                2,172
1989                                2,536
1990                                2,450
1991                                2,701
1992                                2,758
1993                                2,982
1994                                2,980
1995                                3,306
1996                                3,937
1997                                4,893

 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                            MID-CAP FUND SUB-ACCOUNT


          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996
               1997 *                       1,026                        9.68%

             TOTAL RETURNS FOR THE PERIOD ENDED
                   7/31/97 - 12/31/1997**
------------------------------------------------------------
 9.68% (does not reflect contingent deferred sales charge)

     3.68% (reflects contingent deferred sales charge)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                             Mid-Cap Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997*                               1,026

 * Fund inception was 7/97. Therefore, the Average Monthly Payment represents the average monthly payment from July 1997 to December 1997. The Annual Sub-Account Return is based on the period from July 1997 to December 1997.
** These returns are not annualized.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION



                                                                           PAGE
                                                                           ----
 DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY..............
 INDEPENDENT PUBLIC ACCOUNTANTS..........................................
 CALCULATION OF YIELD AND RETURN.........................................
     Yield of the Money Market Fund Sub-Account..........................
     Yield of the Bond Fund and Mortgage Securities Fund Sub-Accounts....
     Calculation of Total Return.........................................
 PERFORMANCE COMPARISONS.................................................
     Yield and Total Return..............................................
 VARIABLE ANNUITY PAYMENTS...............................................
     Annuity Unit value..................................................
     Illustration of Calculation of Annuity Unit value...................
     Illustration of Variable Annuity Payments...........................
 OTHER INFORMATION.......................................................

                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION

        Individual Single Premium Payment Immediate Variable Annuity Contract

                                      Issued by

                     Hartford Life and Annuity Insurance Company
             (formerly "ITT Hartford Life and Annuity Insurance Company")
                                         and
           Hartford Life and Annuity Insurance Company Separate Account One



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1998 FOR HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") SINGLE PURCHASE PAYMENT IMMEDIATE VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.

THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE PURCHASING A CONTRACT. FOR A COPY OF THE PROSPECTUS, SEND A WRITTEN REQUEST TO THE ADMINISTRATIVE OFFICE OF HARTFORD AT 200 HOPMEADOW STREET, SIMSBURY, CONNECTICUT 06070, OR TELEPHONE 1-800-862-6668.

                                  TABLE OF CONTENTS



DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY . . . . . . . . . . .

SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . . . . . .

     Yield of the Money Market  Fund Sub-Account . . . . . . . . . . . . . . . .

     Yield of the Bond  Fund and Mortgage
          Securities  Fund Sub-Accounts. . . . . . . . . . . . . . . . . . . . .

     Calculation of Total Return . . . . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Yield and Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . .

VARIABLE ANNUITY PAYMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Annuity Unit Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Illustration of Calculation of Annuity Unit Value . . . . . . . . . . . . .

     Illustration of Variable Annuity Payments . . . . . . . . . . . . . . . . .

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                  DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. Effective on January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.




                             HARTFORD RATINGS

----------------------------------------------------------------------------------------
RATING AGENCY                 EFFECTIVE      RATING    BASIS OF RATING
                               DATE OF
                               RATING
----------------------------------------------------------------------------------------
A.M. Best and Company, Inc.   9/9/97           A+      Financial soundness and operating
                                                       performance.
----------------------------------------------------------------------------------------
Standard & Poor's             1/23/98          AA      Claims paying ability
----------------------------------------------------------------------------------------
Duff & Phelps                 1/23/98         AA+      Claims paying ability
----------------------------------------------------------------------------------------



                           INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for Hartford Life and Annuity Insurance Company Separate One are Arthur Andersen LLP. Its principal business address at One Financial Plaza, Hartford, CT 06103. Arthur Andersen LLP audits the financial statements included in the Prospectus and elsewhere in the registration statement and verifies that the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department.

                           CALCULATION OF YIELD AND RETURN

YIELD OF THE MONEY MARKET  FUND SUB-ACCOUNT



As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Fund Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

Effective Yield = [(Base Period Return + 1) 365/7] - 1
The Money Market Fund Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.

THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL.



MONEY MARKET  FUND SUB-ACCOUNT

The yield and effective yield for the seven day period ending December 31, 1997 for the Money Market Fund Sub-Account was as follows:





Yield                4.11%
Effective Yield      4.20%




YIELDS OF THE BOND  FUND AND MORTGAGE SECURITIES  FUND SUB-ACCOUNTS

As summarized in the Prospectus under the heading "Performance Related Information," yields of these two Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. The Bond Fund and Mortgage Securities Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Bond Fund and Mortgage Securities Fund.


THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL.



BOND  FUND AND
MORTGAGE SECURITIES  FUND SUB-ACCOUNTS

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period ended December 31, 1997 were computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where     A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.

Bond  Fund
     Yield =  5.02 %

Mortgage Securities Fund
     Yield =  5.34 %


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN


As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge (the contingent deferred sales charge deducted under the "Since Inception" column below depends on the fund inception date; 6% is deducted for 1 Year, 4% for 5 Year, and 0% for 10 Year periods) and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts for the period ended December 31, 1997.



-----------------------------------------------------------------------------------------------------

                                    Inception         Since
Sub-Accounts                             Date     Inception        1 Year        5 Year       10 Year
-----------------------------------------------------------------------------------------------------
Advisers Fund                         3/31/83        11.84%        16.96%        13.35%        12.66%

Bond Fund                             8/31/77         7.74%         3.97%         5.69%         7.45%

Capital Appreciation Fund              4/2/84        16.32%        14.83%        17.06%        18.13%

Dividend and Growth Fund               3/8/94        21.45%        24.25%           N/A           N/A

Index  Fund                            5/1/87        13.12%        24.96%        17.58%        15.76%

International Advisers Fund            3/1/95         8.75%        -1.80%           N/A           N/A

MidCap Fund                           7/30/97         3.68%           N/A           N/A           N/A

-----------------------------------------------------------------------------------------------------

                                    Inception         Since
Sub-Accounts                             Date     Inception        1 Year        5 Year       10 Year
-----------------------------------------------------------------------------------------------------

Money Market Fund                     6/30/80         6.31%        -1.98%         2.62%         4.42%

Mortgage Securities Fund               1/1/85         7.72%         1.66%         4.86%         7.09%

Small Company Fund                     8/9/96        13.05%        10.91%           N/A           N/A

International Opportunities Fund       7/2/90         5.26%        -6.91%         9.17%           N/A

Stock Fund                            8/31/77        13.91%        23.75%        17.81%        15.67%
-----------------------------------------------------------------------------------------------------




In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-Accounts for the period ended December 31, 1997.



-----------------------------------------------------------------------------------------------------

                                    Inception         Since
Sub-Accounts                             Date     Inception        1 Year        5 Year       10 Year
-----------------------------------------------------------------------------------------------------

Advisers Fund                         3/31/83        11.84%        22.96%        13.83%        12.66%

Bond Fund                             8/31/77         7.74%         9.97%         6.32%         7.45%

Capital Appreciation Fund              4/2/84        16.32%        20.83%        17.48%        18.13%

Dividend and Growth Fund               3/8/94        22.09%        30.25%           N/A           N/A


                                        5

Index Fund                             5/1/87        13.12%        30.96%        18.00%        15.76%

International Advisers Fund            3/1/95        10.26%         4.20%           N/A           N/A

MidCap Fund                           7/30/97         9.68%           N/A           N/A           N/A

Money Market Fund                     6/30/80         6.31%         4.02%         3.33%         4.42%

Mortgage Securities Fund               1/1/85         7.72%         7.66%         5.51%         7.09%

Small Company Fund                     8/9/96        16.84%        16.91%           N/A           N.A

International Opportunities Fund       7/2/90         5.26%        -0.91%         9.73%           N/A

Stock Fund                            8/31/77        13.91%        29.75%        18.22%        15.67%



                              PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN

Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The

EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).



                              VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payments" in the Prospectus.) The Annuity Unit Value for each Sub-Account's first Valuation Period was set at $10. The Annuity Unit Value of each Sub-Account for any subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

     (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

     (b)  is the Annuity Unit Value for the preceding Valuation Period; and

     (c) is a daily Assumed Investment Return factor (for the 3%, 5% or 6% Assumed Investment Return) adjusted for the number of days in the Valuation Period.

The Assumed Investment Return factor is equal to one plus the applicable percentage. Therefore, for 3%, it is 1.03, for 4% it is 1.04 and for 6% it is
1.06. The annual factors can be translated into daily factor of 1.000080986, 1.00010746, and 1.000159654, respectively.

If a Contract Owner selects a 5% Assumed Investment Return rate and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 5% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a Payment period, the Payment for that period will be greater than the Payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Payment for that period will be less than the Payment for the prior period.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit

Value and the amount of several Variable Annuity Payments based on one Sub-Account.

                  ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.   Annuity Unit Value for immediately preceding
     Valuation Period                                                                   10.00000000
2.   Net Investment Factor                                                               1.00036164
3.   Daily factor to compensate for Assumed Investment Return of 5%                      1.00013368
4.   Adjusted Net Investment Factor (2)/(3)                                              1.00028063
5.   Annuity Unit Value for current Valuation Period (4)x(1)                            10.00280630


                   ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
                    (assuming no premium tax is applicable)
1.   Number of Accumulation Units at Annuity Date                                          1,000.00
2.   Accumulation Unit Value                                                            12.55548000
3.   Adjusted Contract Value (1)x(2)                                                     $12,555.48
4.   First monthly Annuity Payment per $1,000 of
     adjusted Contract Value                                                             $     9.63
5.   First monthly Annuity Payment (3)x(4)/1,000                                         $   120.91
6.   Annuity Unit Value                                                                 10.00280630
7.   Number of Annuity Units (5)/(6)                                                    12.08760785
8.   Assume Annuity Unit value for second month equal to                                10.04000000
9.   Second Monthly Annuity Payment (7)X(8)                                              $   121.36
10.  Assume Annuity Unit value for third month equal to                                 10.05000000
11.  Third Monthly Annuity Payment (7)X(10)                                              $   121.48


                                  OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Separate Account One and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Separate Account One (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

                      This page intentionally left blank.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT ONE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1997

                                                                                MONEY
                                                BOND FUND      STOCK FUND    MARKET FUND   ADVISERS FUND
                                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                               ------------  --------------  ------------  --------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                        217,551,092
    Cost                        $ 221,691,144
    Market Value.............................  $228,375,129        --             --             --
  Hartford Stock Fund, Inc.
    Shares                        396,147,047
    Cost                       $1,491,417,347
    Market Value.............................       --       $2,029,590,860       --             --
  HVA Money Market Fund, Inc.
    Shares                        199,835,317
    Cost                        $ 199,835,317
    Market Value.............................       --             --        $199,835,317        --
  Hartford Advisers Fund, Inc.
    Shares                      1,415,150,900
    Cost                       $2,778,139,694
    Market Value.............................       --             --             --       $3,575,726,877
  Hartford Capital Appreciation Fund, Inc.
    Shares                        507,465,622
    Cost                       $1,785,263,721
    Market Value.............................       --             --             --             --
  Hartford Mortgage Securities Fund, Inc.
    Shares                         74,125,274
    Cost                        $  79,718,184
    Market Value.............................       --             --             --             --
  Hartford Index Fund, Inc.
    Shares                        152,035,329
    Cost                        $ 339,334,949
    Market Value.............................       --             --             --             --
  Hartford International Opportunities Fund,
   Inc.
    Shares                        450,125,879
    Cost                        $ 569,737,621
    Market Value.............................       --             --             --             --
  Hartford Dividend and Growth Fund, Inc.
    Shares                        595,932,484
    Cost                        $ 910,144,241
    Market Value.............................       --             --             --             --
  Hartford International Advisers Fund, Inc.
    Shares                        123,244,687
    Cost                        $ 142,711,367
    Market Value.............................       --             --             --             --
  Hartford Small Company
    Shares                        112,112,739
    Cost                        $ 132,155,930
    Market Value.............................       --             --             --             --
  Hartford MidCap Fund
    Shares                         12,961,072
    Cost                        $  14,098,467
    Market Value.............................       --             --             --             --
  Due from ITT Hartford Life and Annuity
   Insurance Company.........................       636,020       1,508,268       --            2,506,884
  Receivable from fund shares sold...........       --             --             152,504        --
                                               ------------  --------------  ------------  --------------
  Total Assets...............................   229,011,149   2,031,099,128   199,987,821   3,578,233,761
                                               ------------  --------------  ------------  --------------
LIABILITIES:
  Due to ITT Hartford Life and Annuity
   Insurance Company.........................       --             --             154,247        --
  Payable for fund shares purchased..........       635,827       1,511,603       --            2,507,219
                                               ------------  --------------  ------------  --------------
  Total Liabilities..........................       635,827       1,511,603       154,247       2,507,219
                                               ------------  --------------  ------------  --------------
  Net Assets (variable annuity contract
   liabilities)..............................  $228,375,322  $2,029,587,525  $199,833,574  $3,575,726,542
                                               ------------  --------------  ------------  --------------
                                               ------------  --------------  ------------  --------------
DEFERRED ANNUITY CONTRACTS IN THE
  ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by Participants................   107,758,556     440,556,573   120,947,391     999,829,112
  Unit Price.................................  $   2.113753  $     4.601624  $   1.650311  $     3.572368
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by Participants................       284,022         502,394       141,042       1,111,033
  Unit Price.................................  $   2.113753  $     4.601624  $   1.650311  $     3.572368

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                    CAPITAL           MORTGAGE                       INTERNATIONAL
                                               APPRECIATION FUND   SECURITIES FUND    INDEX FUND   OPPORTUNITIES FUND
                                                  SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                               -----------------   ---------------   ------------  ------------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                        217,551,092
    Cost                        $ 221,691,144
    Market Value.............................        --                 --                --             --
  Hartford Stock Fund, Inc.
    Shares                        396,147,047
    Cost                       $1,491,417,347
    Market Value.............................        --                 --                --             --
  HVA Money Market Fund, Inc.
    Shares                        199,835,317
    Cost                        $ 199,835,317
    Market Value.............................        --                 --                --             --
  Hartford Advisers Fund, Inc.
    Shares                      1,415,150,900
    Cost                       $2,778,139,694
    Market Value.............................        --                 --                --             --
  Hartford Capital Appreciation Fund, Inc.
    Shares                        507,465,622
    Cost                       $1,785,263,721
    Market Value.............................   $2,237,779,780          --                --             --
  Hartford Mortgage Securities Fund, Inc.
    Shares                         74,125,274
    Cost                        $  79,718,184
    Market Value.............................        --              $80,335,564          --             --
  Hartford Index Fund, Inc.
    Shares                        152,035,329
    Cost                        $ 339,334,949
    Market Value.............................        --                 --           $437,513,434        --
  Hartford International Opportunities Fund,
   Inc.
    Shares                        450,125,879
    Cost                        $ 569,737,621
    Market Value.............................        --                 --                --          $582,668,595
  Hartford Dividend and Growth Fund, Inc.
    Shares                        595,932,484
    Cost                        $ 910,144,241
    Market Value.............................        --                 --                --             --
  Hartford International Advisers Fund, Inc.
    Shares                        123,244,687
    Cost                        $ 142,711,367
    Market Value.............................        --                 --                --             --
  Hartford Small Company
    Shares                        112,112,739
    Cost                        $ 132,155,930
    Market Value.............................        --                 --                --             --
  Hartford MidCap Fund
    Shares                         12,961,072
    Cost                        $  14,098,467
    Market Value.............................        --                 --                --             --
  Due from ITT Hartford Life and Annuity
   Insurance Company.........................        --                  101,883          392,373        --
  Receivable from fund shares sold...........          292,471          --                --                 8,115
                                               -----------------   ---------------   ------------  ------------------
  Total Assets...............................    2,238,072,251        80,437,447      437,905,807      582,676,710
                                               -----------------   ---------------   ------------  ------------------
LIABILITIES:
  Due to ITT Hartford Life and Annuity
   Insurance Company.........................          148,468          --                --                 8,660
  Payable for fund shares purchased..........        --                  102,528          388,792        --
                                               -----------------   ---------------   ------------  ------------------
  Total Liabilities..........................          148,468           102,528          388,792            8,660
                                               -----------------   ---------------   ------------  ------------------
  Net Assets (variable annuity contract
   liabilities)..............................   $2,237,923,783       $80,334,919     $437,517,015     $582,668,050
                                               -----------------   ---------------   ------------  ------------------
                                               -----------------   ---------------   ------------  ------------------
DEFERRED ANNUITY CONTRACTS IN THE
  ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by Participants................      461,577,845        38,291,725      117,372,132      396,429,681
  Unit Price.................................   $     4.845288       $  2.097829     $   3.726058     $   1.468965
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by Participants................          298,474             2,588           48,749          222,417
  Unit Price.................................   $     4.845288       $  2.097829     $   3.726058     $   1.468965

                                                DIVIDEND AND   INTERNATIONAL       SMALL         MIDCAP
                                                GROWTH FUND    ADVISERS FUND   COMPANY FUND       FUND
                                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                               --------------  -------------   -------------   -----------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                        217,551,092
    Cost                        $ 221,691,144
    Market Value.............................        --             --              --             --
  Hartford Stock Fund, Inc.
    Shares                        396,147,047
    Cost                       $1,491,417,347
    Market Value.............................        --             --              --             --
  HVA Money Market Fund, Inc.
    Shares                        199,835,317
    Cost                        $ 199,835,317
    Market Value.............................        --             --              --             --
  Hartford Advisers Fund, Inc.
    Shares                      1,415,150,900
    Cost                       $2,778,139,694
    Market Value.............................        --             --              --             --
  Hartford Capital Appreciation Fund, Inc.
    Shares                        507,465,622
    Cost                       $1,785,263,721
    Market Value.............................        --             --              --             --
  Hartford Mortgage Securities Fund, Inc.
    Shares                         74,125,274
    Cost                        $  79,718,184
    Market Value.............................        --             --              --             --
  Hartford Index Fund, Inc.
    Shares                        152,035,329
    Cost                        $ 339,334,949
    Market Value.............................        --             --              --             --
  Hartford International Opportunities Fund,
   Inc.
    Shares                        450,125,879
    Cost                        $ 569,737,621
    Market Value.............................        --             --              --             --
  Hartford Dividend and Growth Fund, Inc.
    Shares                        595,932,484
    Cost                        $ 910,144,241
    Market Value.............................  $1,163,455,674       --              --             --
  Hartford International Advisers Fund, Inc.
    Shares                        123,244,687
    Cost                        $ 142,711,367
    Market Value.............................        --        $144,786,749         --             --
  Hartford Small Company
    Shares                        112,112,739
    Cost                        $ 132,155,930
    Market Value.............................        --             --         $134,783,169        --
  Hartford MidCap Fund
    Shares                         12,961,072
    Cost                        $  14,098,467
    Market Value.............................        --             --              --         $14,738,151
  Due from ITT Hartford Life and Annuity
   Insurance Company.........................       2,905,020       --              204,951        95,103
  Receivable from fund shares sold...........        --              25,098         --             --
                                               --------------  -------------   -------------   -----------
  Total Assets...............................   1,166,360,694   144,811,847     134,988,120    14,833,254
                                               --------------  -------------   -------------   -----------
LIABILITIES:
  Due to ITT Hartford Life and Annuity
   Insurance Company.........................        --              25,441         --             --
  Payable for fund shares purchased..........       2,905,424       --              205,938        94,946
                                               --------------  -------------   -------------   -----------
  Total Liabilities..........................       2,905,424        25,441         205,938        94,946
                                               --------------  -------------   -------------   -----------
  Net Assets (variable annuity contract
   liabilities)..............................  $1,163,455,270  $144,786,406    $134,782,182    $14,738,308
                                               --------------  -------------   -------------   -----------
                                               --------------  -------------   -------------   -----------
DEFERRED ANNUITY CONTRACTS IN THE
  ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by Participants................     541,076,428   109,734,605     108,104,289    13,437,161
  Unit Price.................................  $     2.149172  $   1.318862    $   1.246631    $ 1.096832
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by Participants................         274,041        46,710          12,853        --
  Unit Price.................................  $     2.149172  $   1.318862    $   1.246631    $   --

SEPARATE ACCOUNT ONE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
DECEMBER 31, 1997

                                                                             MONEY
                                                BOND FUND    STOCK FUND   MARKET FUND  ADVISERS FUND
                                               SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------  ------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..................................  $11,445,297  $ 17,644,351  $10,430,718  $  71,905,491
EXPENSES:
  Mortality and expense undertakings.........   (2,221,972)  (20,017,591)  (2,508,581)   (36,850,979)
                                               -----------  ------------  -----------  -------------
    Net investment income (loss).............    9,223,325    (2,373,240)   7,922,137     35,054,512
                                               -----------  ------------  -----------  -------------
CAPITAL GAINS INCOME.........................      --         62,602,913      --         107,409,178
                                               -----------  ------------  -----------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................        9,814        84,100      --               1,305
  Net unrealized appreciation (depreciation)
   of investments during the period..........    8,361,624   325,437,100      --         440,215,879
                                               -----------  ------------  -----------  -------------
    Net gain (loss) on investments...........    8,371,438   325,521,200      --         440,217,184
                                               -----------  ------------  -----------  -------------
    Net increase (decrease) in net assets
     resulting from operations...............  $17,594,763  $385,750,873  $ 7,922,137  $ 582,680,874
                                               -----------  ------------  -----------  -------------
                                               -----------  ------------  -----------  -------------

* From inception, July 15, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

                                                    CAPITAL           MORTGAGE                      INTERNATIONAL
                                               APPRECIATION FUND   SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND
                                                  SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                               -----------------   ---------------   -----------  ------------------
INVESTMENT INCOME:
  Dividends..................................    $ 10,461,911        $4,630,685      $ 4,775,090     $  5,347,323
EXPENSES:
  Mortality and expense undertakings.........     (23,085,650)         (950,587)      (4,129,538)      (7,060,305)
                                               -----------------   ---------------   -----------  ------------------
    Net investment income (loss).............     (12,623,739)        3,680,098          645,552       (1,712,982)
                                               -----------------   ---------------   -----------  ------------------
CAPITAL GAINS INCOME.........................     112,339,947           --            19,616,096       37,513,752
                                               -----------------   ---------------   -----------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................        (119,550)           58,290          185,916          (68,174)
  Net unrealized appreciation (depreciation)
   of investments during the period..........     223,915,112         1,886,382       62,356,292      (45,233,169)
                                               -----------------   ---------------   -----------  ------------------
    Net gain (loss) on investments...........     223,795,562         1,944,672       62,542,208      (45,301,343)
                                               -----------------   ---------------   -----------  ------------------
    Net increase (decrease) in net assets
     resulting from operations...............    $323,511,770        $5,624,770      $82,803,856     $ (9,500,573)
                                               -----------------   ---------------   -----------  ------------------
                                               -----------------   ---------------   -----------  ------------------

                                                DIVIDEND AND   INTERNATIONAL       SMALL         MIDCAP
                                                GROWTH FUND    ADVISERS FUND   COMPANY FUND       FUND
                                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT*
                                               --------------  -------------   -------------   -----------
INVESTMENT INCOME:
  Dividends..................................  $   15,926,807   $ 3,867,653     $    61,352     $ 13,070
EXPENSES:
  Mortality and expense undertakings.........     (10,204,886)   (1,395,128)       (903,283)     (30,019)
                                               --------------  -------------   -------------   -----------
    Net investment income (loss).............       5,721,921     2,472,525        (841,931)     (16,949)
                                               --------------  -------------   -------------   -----------
CAPITAL GAINS INCOME.........................      15,828,765       262,472       6,247,370       --
                                               --------------  -------------   -------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................         (12,819)        3,758          (1,756)         414
  Net unrealized appreciation (depreciation)
   of investments during the period..........     182,031,024       383,378       2,416,430      639,685
                                               --------------  -------------   -------------   -----------
    Net gain (loss) on investments...........     182,018,205       387,136       2,414,674      640,099
                                               --------------  -------------   -------------   -----------
    Net increase (decrease) in net assets
     resulting from operations...............  $  203,568,891   $ 3,122,133     $ 7,820,113     $623,150
                                               --------------  -------------   -------------   -----------
                                               --------------  -------------   -------------   -----------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT ONE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
DECEMBER 31, 1997

                                                                                MONEY
                                                BOND FUND      STOCK FUND    MARKET FUND   ADVISERS FUND
                                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                               ------------  --------------  ------------  --------------
OPERATIONS:
  Net investment income (loss)...............  $  9,223,325  $   (2,373,240) $  7,922,137  $   35,054,512
  Capital gains income.......................       --           62,602,913       --          107,409,178
  Net realized gain (loss) on security
   transactions..............................         9,814          84,100       --                1,305
  Net unrealized appreciation (depreciation)
   of investments during the period..........     8,361,624     325,437,100       --          440,215,879
                                               ------------  --------------  ------------  --------------
  Net increase (decrease) in net assets
   resulting from operations.................    17,594,763     385,750,873     7,922,137     582,680,874
                                               ------------  --------------  ------------  --------------
UNIT TRANSACTIONS:
  Purchases..................................    48,533,601     430,730,097   154,121,029     650,294,881
  Net transfers..............................    24,454,452     137,640,435  (105,053,239)    185,059,734
  Surrenders.................................    (9,332,737)    (52,393,369)  (32,455,810)   (124,493,708)
  Net annuity transactions...................       563,032       1,508,388       110,035       1,689,593
                                               ------------  --------------  ------------  --------------
  Net increase in net assets resulting from
   unit transactions.........................    64,218,348     517,485,551    16,722,015     712,550,500
                                               ------------  --------------  ------------  --------------
  Total increase in net assets...............    81,813,111     903,236,424    24,644,152   1,295,231,374
NET ASSETS:
  Beginning of period........................   146,562,211   1,126,351,101   175,189,422   2,280,495,168
                                               ------------  --------------  ------------  --------------
  End of period..............................  $228,375,322  $2,029,587,525  $199,833,574  $3,575,726,542
                                               ------------  --------------  ------------  --------------
                                               ------------  --------------  ------------  --------------
* From inception, July 15, 1997
 to December 31, 1997.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                MONEY
                                                BOND FUND      STOCK FUND    MARKET FUND   ADVISERS FUND
                                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                               -----------   -------------   -----------   -------------
OPERATIONS:
  Net investment income (loss)...............  $  6,179,469  $    2,739,156  $  5,458,975  $   30,356,891
  Capital gains income.......................       --           23,889,792       --           32,217,082
  Net realized gain (loss) on security
   transactions..............................       (12,579)        125,474       --                5,867
  Net unrealized (depreciation) appreciation
   of investments during the period..........    (2,390,902)    143,331,264       --          201,866,663
                                               -----------   -------------   -----------   -------------
  Net increase in net assets resulting from
   operations .                                   3,775,988     170,085,686     5,458,975     264,446,503
                                               -----------   -------------   -----------   -------------
UNIT TRANSACTIONS:
  Purchases..................................    50,521,787     328,658,597   170,409,309     548,125,217
  Net transfers..............................     6,860,514     111,488,442   (87,853,221)    158,897,610
  Surrenders.................................    (5,504,050)    (23,567,485)  (14,470,700)    (70,519,197)
  Net annuity transactions...................         1,807         394,242         8,095         766,829
                                               -----------   -------------   -----------   -------------
  Net increase in net assets resulting from
   unit transactions.........................    51,880,058     416,973,796    68,093,483     637,270,459
                                               -----------   -------------   -----------   -------------
  Total increase in net assets...............    55,656,046     587,059,482    73,552,458     901,716,962
NET ASSETS:
  Beginning of period........................    90,906,165     539,291,619   101,636,964   1,378,778,206
                                               -----------   -------------   -----------   -------------
  End of period..............................  $146,562,211  $1,126,351,101  $175,189,422  $2,280,495,168
                                               -----------   -------------   -----------   -------------
                                               -----------   -------------   -----------   -------------

** From inception, August 9, 1996 to December 31, 1996.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                    CAPITAL           MORTGAGE                       INTERNATIONAL
                                               APPRECIATION FUND   SECURITIES FUND    INDEX FUND   OPPORTUNITIES FUND
                                                  SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                               -----------------   ---------------   ------------  ------------------
OPERATIONS:
  Net investment income (loss)...............   $  (12,623,739)      $ 3,680,098     $    645,552     $ (1,712,982)
  Capital gains income.......................      112,339,947          --             19,616,096       37,513,752
  Net realized gain (loss) on security
   transactions..............................         (119,550)           58,290          185,916          (68,174)
  Net unrealized appreciation (depreciation)
   of investments during the period..........      223,915,112         1,886,382       62,356,292      (45,233,169)
                                               -----------------   ---------------   ------------  ------------------
  Net increase (decrease) in net assets
   resulting from operations.................      323,511,770         5,624,770       82,803,856       (9,500,573)
                                               -----------------   ---------------   ------------  ------------------
UNIT TRANSACTIONS:
  Purchases..................................      444,618,125        11,734,160      106,908,193      103,316,180
  Net transfers..............................      111,621,605        (5,624,261)      38,286,952       21,889,359
  Surrenders.................................      (60,594,326)       (6,044,100)      (9,935,604)     (18,041,766)
  Net annuity transactions...................          689,458             5,419          151,370           39,532
                                               -----------------   ---------------   ------------  ------------------
  Net increase in net assets resulting from
   unit transactions.........................      496,334,862            71,218      135,410,911      107,203,305
                                               -----------------   ---------------   ------------  ------------------
  Total increase in net assets...............      819,846,632         5,695,988      218,214,767       97,702,732
NET ASSETS:
  Beginning of period........................    1,418,077,151        74,638,931      219,302,248      484,965,318
                                               -----------------   ---------------   ------------  ------------------
  End of period..............................   $2,237,923,783       $80,334,919     $437,517,015     $582,668,050
                                               -----------------   ---------------   ------------  ------------------
                                               -----------------   ---------------   ------------  ------------------
* From inception, July 15, 1997
  to December 31, 1997.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                    CAPITAL           MORTGAGE                       INTERNATIONAL
                                               APPRECIATION FUND   SECURITIES FUND    INDEX FUND   OPPORTUNITIES FUND
                                                  SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                 -------------       ----------      -----------      -----------
OPERATIONS:
  Net investment income (loss)...............   $   (5,913,744)      $ 3,346,436     $  1,224,839     $  2,771,532
  Capital gains income.......................       50,334,274          --              1,690,389        8,880,986
  Net realized gain (loss) on security
   transactions..............................          (93,060)           11,668          238,066            7,755
  Net unrealized (depreciation) appreciation
   of investments during the period..........      142,164,193          (882,583)      25,487,376       31,201,375
                                                 -------------       ----------      -----------      -----------
  Net increase in net assets resulting from
   operations .                                    186,491,663         2,475,521       28,640,670       42,861,648
                                                 -------------       ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..................................      403,482,054        13,476,913       83,760,185      110,673,155
  Net transfers..............................      129,133,556         2,655,230       33,248,800       47,078,167
  Surrenders.................................      (30,210,654)       (2,722,173)      (3,699,700)     (11,782,890)
  Net annuity transactions...................          288,203          --                    203           81,416
                                                 -------------       ----------      -----------      -----------
  Net increase in net assets resulting from
   unit transactions.........................      502,693,159        13,409,970      113,309,488      146,049,848
                                                 -------------       ----------      -----------      -----------
  Total increase in net assets...............      689,184,822        15,885,491      141,950,158      188,911,496
NET ASSETS:
  Beginning of period........................      728,892,329        58,753,440       77,352,090      296,053,822
                                                 -------------       ----------      -----------      -----------
  End of period..............................   $1,418,077,151       $74,638,931     $219,302,248     $484,965,318
                                                 -------------       ----------      -----------      -----------
                                                 -------------       ----------      -----------      -----------

                                                DIVIDEND AND   INTERNATIONAL       SMALL         MIDCAP
                                                GROWTH FUND    ADVISERS FUND   COMPANY FUND       FUND
                                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT*
                                               --------------  -------------   -------------   -----------
OPERATIONS:
  Net investment income (loss)...............  $    5,721,921  $   2,472,525   $   (841,931)   $  (16,949 )
  Capital gains income.......................      15,828,765        262,472      6,247,370        --
  Net realized gain (loss) on security
   transactions..............................         (12,819)         3,758         (1,756)          414
  Net unrealized appreciation (depreciation)
   of investments during the period..........     182,031,024        383,378      2,416,430       639,685
                                               --------------  -------------   -------------   -----------
  Net increase (decrease) in net assets
   resulting from operations.................     203,568,891      3,122,133      7,820,113       623,150
                                               --------------  -------------   -------------   -----------
UNIT TRANSACTIONS:
  Purchases..................................     344,818,126     53,015,752     59,848,160     7,620,550
  Net transfers..............................     142,586,883     20,439,056     42,807,593     6,536,068
  Surrenders.................................     (25,953,097)    (3,671,030)    (1,723,390)      (41,460 )
  Net annuity transactions...................         343,961         63,436         14,177        --
                                               --------------  -------------   -------------   -----------
  Net increase in net assets resulting from
   unit transactions.........................     461,795,873     69,847,214    100,946,540    14,115,158
                                               --------------  -------------   -------------   -----------
  Total increase in net assets...............     665,364,764     72,969,347    108,766,653    14,738,308
NET ASSETS:
  Beginning of period........................     498,090,506     71,817,059     26,015,529        --
                                               --------------  -------------   -------------   -----------
  End of period..............................  $1,163,455,270  $ 144,786,406   $134,782,182    $14,738,308
                                               --------------  -------------   -------------   -----------
                                               --------------  -------------   -------------   -----------
* From inception, July 15, 1997
  to December 31, 1997.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                DIVIDEND AND   INTERNATIONAL       SMALL
                                                GROWTH FUND    ADVISERS FUND   COMPANY FUND
                                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT**
                                               -------------    -----------     -----------
OPERATIONS:
  Net investment income (loss)...............  $    3,729,650  $   1,500,255   $    (33,591)
  Capital gains income.......................       3,429,737      1,446,895        --
  Net realized gain (loss) on security
   transactions..............................          (2,773)          (563)         1,014
  Net unrealized (depreciation) appreciation
   of investments during the period..........      53,771,055      1,479,032        210,808
                                               -------------    -----------     -----------
  Net increase in net assets resulting from
   operations .                                    60,927,669      4,425,619        178,231
                                               -------------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..................................     205,512,019     37,280,366     14,704,067
  Net transfers..............................     101,413,217     19,003,957     11,169,302
  Surrenders.................................      (7,316,597)    (1,178,598)       (36,071)
  Net annuity transactions...................         146,210             31        --
                                               -------------    -----------     -----------
  Net increase in net assets resulting from
   unit transactions.........................     299,754,849     55,105,756     25,837,298
                                               -------------    -----------     -----------
  Total increase in net assets...............     360,682,518     59,531,375     26,015,529
NET ASSETS:
  Beginning of period........................     137,407,988     12,285,684        --
                                               -------------    -----------     -----------
  End of period..............................  $  498,090,506  $  71,817,059   $ 26,015,529
                                               -------------    -----------     -----------
                                               -------------    -----------     -----------

--------------------------------------------------------------------------------

                              SEPARATE ACCOUNT ONE
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:
    Separate Account One (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of ITT Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1997 and 1996, and the related statutory statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because the differences in accounting practices as described in
Note 1 are material, the statutory financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of three years in the period ended December 31, 1997.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1997 and 1996, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         STATUTORY STATEMENTS OF INCOME

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                    ----------------------------------
                                                       1997        1996        1995
                                                    ----------  ----------  ----------
                                                                  ($000)
Revenues
  Premiums and annuity considerations.............  $  296,645  $  250,244  $  165,792
  Annuity and other fund deposits.................   1,981,246   1,897,347   1,087,661
  Net investment income...........................     102,285      98,441      78,787
  Commissions and expense allowances on
   reinsurance ceded..............................     396,921     370,637     183,380
  Reserve adjustment on reinsurance ceded.........   3,672,076   3,864,395   1,879,785
  Other revenues..................................     288,632     161,906     140,796
                                                    ----------  ----------  ----------
    Total Revenues................................   6,737,805   6,642,970   3,536,201
                                                    ----------  ----------  ----------
Benefits and Expenses
  Death and annuity benefits......................      66,013      60,111      53,029
  Surrenders and other benefit payments...........     461,733     276,720     221,392
  Commissions and other expenses..................     564,240     491,720     236,202
  Increase in aggregate reserves for future
   benefits.......................................      33,213      27,351      94,253
  Increase in liability for premium and other
   deposit funds..................................     640,006     207,156     460,124
  Net transfers to Separate Accounts..............   4,914,980   5,492,964   2,414,669
                                                    ----------  ----------  ----------
    Total Benefits and Expenses...................   6,680,185   6,556,022   3,479,669
                                                    ----------  ----------  ----------
Net Gain from Operations Before Federal Income
 Taxes............................................      57,620      86,948      56,532
  Federal income tax (benefit) expense............     (14,878)     19,360      14,048
                                                    ----------  ----------  ----------
Net Gain from Operations..........................      72,498      67,588      42,484
  Net realized capital gains, after tax...........       1,544         407         374
                                                    ----------  ----------  ----------
Net Income........................................  $   74,042  $   67,995  $   42,858
                                                    ----------  ----------  ----------
                                                    ----------  ----------  ----------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATUTORY BALANCE SHEETS

                                                       AS OF DECEMBER 31,
                                                    ------------------------
                                                       1997         1996
                                                    -----------  -----------
                                                             ($000)
Assets
  Bonds...........................................  $ 1,501,311  $ 1,268,480
  Common stocks...................................       64,408       44,996
  Mortgage loans..................................       85,103            0
  Policy loans....................................       36,533       28,853
  Cash and short-term investments.................      309,432      176,830
  Other invested assets...........................       20,942        2,858
                                                    -----------  -----------
    Total cash and invested assets................    2,017,729    1,522,017
                                                    -----------  -----------
  Investment income due and accrued...............       15,878       14,555
  Premium balances receivable.....................          389          373
  Receivables from affiliates.....................        1,269          257
  Other assets....................................       22,788       19,099
  Separate Account assets.........................   23,208,728   14,619,324
                                                    -----------  -----------
    Total Assets..................................  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------
Liabilities
  Aggregate reserves for future benefits..........  $   605,183  $   571,970
  Policy and contract claims......................        5,672        6,806
  Liability for premium and other deposit funds...    1,795,149    1,155,143
  Asset valuation reserve.........................       13,670        7,442
  Payable to affiliates...........................       20,972       10,022
  Other liabilities...............................     (754,393)    (498,195)
  Separate Account liabilities....................   23,208,728   14,619,324
                                                    -----------  -----------
    Total liabilities.............................   24,894,981   15,872,512
                                                    -----------  -----------
Capital and Surplus
  Common stock....................................        2,500        2,500
  Gross paid-in and contributed surplus...........      226,043      226,043
  Unassigned funds................................      143,257       74,570
                                                    -----------  -----------
    Total capital and surplus.....................      371,800      303,113
                                                    -----------  -----------
  Total liabilities, capital and surplus..........  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------
                                                      1997        1996        1995
                                                    ---------   ---------   ---------
                                                                 ($000)

Capital and surplus -- beginning of year            $ 303,113   $ 238,334   $  91,285
                                                    ---------   ---------   ---------
  Net income......................................     74,042      67,995      42,858
  Change in net unrealized capital gains (losses)
   on common stocks and other invested assets.....      2,186      (5,171)      1,709
  Change in asset valuation reserve...............     (6,228)        568      (5,588)
  Change in non-admitted assets...................     (1,313)      1,387      (1,944)
  Aggregate write-ins for surplus (See Note 3)....          0           0       8,080
  Dividends to shareholder........................          0           0     (10,000)
  Paid-in surplus.................................          0           0     111,934
                                                    ---------   ---------   ---------
  Change in capital and surplus...................     68,687      64,779     147,049
                                                    ---------   ---------   ---------
  Capital and surplus -- end of year..............  $ 371,800   $ 303,113   $ 238,334
                                                    ---------   ---------   ---------
                                                    ---------   ---------   ---------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOWS

                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------
                                                       1997          1996          1995
                                                    -----------   -----------   -----------
                                                                    ($000)
Operations
  Premiums, annuity considerations and fund
   deposits.......................................  $ 2,277,874   $ 2,147,627   $ 1,253,511
  Investment income...............................      101,991       106,178        78,328
  Other income....................................    4,381,718     4,396,892     2,253,466
                                                    -----------   -----------   -----------
    Total income..................................    6,761,583     6,650,697     3,585,305
                                                    -----------   -----------   -----------
  Benefits Paid...................................      529,733       338,998       277,965
  Federal income taxes (received) paid on
   operations.....................................      (14,499)       28,857       208,423
  Other expenses..................................    5,754,725     6,254,139     2,664,385
                                                    -----------   -----------   -----------
  Total benefits and expenses.....................    6,269,959     6,621,994     3,150,773
                                                    -----------   -----------   -----------
  Net cash from operations........................      491,624        28,703       434,532
                                                    -----------   -----------   -----------
Proceeds from Investments
  Bonds...........................................      614,413       871,019       287,941
  Common stocks...................................       11,481        72,100            52
  Other...........................................          152            10            28
                                                    -----------   -----------   -----------
    Net investment proceeds.......................      626,046       943,129       288,021
                                                    -----------   -----------   -----------
Taxes Paid on Capital Gains.......................            0           936           226
Paid-In Surplus...................................            0             0       111,934
  Other Cash Provided.............................            0        41,998        28,199
                                                    -----------   -----------   -----------
    Total Proceeds................................    1,117,670     1,012,894       862,460
                                                    -----------   -----------   -----------
Cost of Investments Acquired
  Bonds...........................................      848,267       914,523       720,521
  Common stocks...................................       28,302        82,495        35,794
  Mortgage loans..................................       85,103             0             0
  Miscellaneous applications......................       18,548           130         2,146
                                                    -----------   -----------   -----------
    Total Investments Acquired....................      980,220       997,148       758,461
                                                    -----------   -----------   -----------
Other Cash Applied
  Dividends paid to stockholders..................            0             0        10,000
  Other...........................................        4,848        12,220         5,007
                                                    -----------   -----------   -----------
    Total other cash applied......................        4,848        12,220        15,007
                                                    -----------   -----------   -----------
      Total applications..........................      985,068     1,009,368       773,468
                                                    -----------   -----------   -----------
Net Change in Cash and Short-Term Investments.....      132,602         3,526        88,992
  Cash and Short-Term Investments, Beginning of
   Year...........................................      176,830       173,304        84,312
                                                    -----------   -----------   -----------
  Cash and Short-Term Investments, End of Year....  $   309,432   $   176,830   $   173,304
                                                    -----------   -----------   -----------
                                                    -----------   -----------   -----------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1997
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates are for determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

--------------------------------------------------------------------------------

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, 1997, 1996 and 1995, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Net Income...............  $     58,050   $   41,202   $   38,821
Amortization and
 deferral of policy
 acquisition costs............      (345,658)    (341,572)    (174,341)
Change in unearned revenue
 reserve......................         4,641       55,504       32,300
Deferred taxes................        47,113        2,090        2,801
Separate accounts.............       282,818      306,978      146,635
Other, net....................        27,078        3,793       (3,358)
                                ------------   ----------   ----------
Statutory Net Income..........  $     74,042   $   67,995   $   42,858
                                ------------   ----------   ----------
                                ------------   ----------   ----------

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Capital and
 Surplus......................  $    570,469   $  503,887   $  455,541
Deferred policy acquisition
 costs........................    (1,283,771)    (938,114)    (596,542)
Unearned revenue reserve......       134,789      130,148       74,644
Deferred taxes................        64,522       12,823        1,493
Separate accounts.............       923,040      640,101      333,123
Asset valuation reserve.......       (13,670)      (7,442)      (8,010)
Unrealized gains (losses) on
 bonds........................        13,943        5,112       (1,696)
Adjustment relating to Lyndon
 contribution (see Note 3)....       (41,277)     (41,277)     (41,277)
Other, net....................         3,755       (2,125)      21,058
                                ------------   ----------   ----------
Statutory Capital and
 Surplus......................  $    371,800   $  303,113   $  238,334
                                ------------   ----------   ----------
                                ------------   ----------   ----------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Statements of Income.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased by $6,228 in 1997, decreased by $568 in 1996 and increased by $5,588 in 1995. Additionally, the Interest Maintenance Reserve

--------------------------------------------------------------------------------

("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital losses reclassified from the IMR was $719 in 1997 and the amount of net capital gains reclassified was $1,413 and $39 in 1996 and 1995, respectively. The amount of income amortized was $85, $392 and $256 in 1997, 1996 and 1995, respectively.

OTHER LIABILITIES
    The amount reflected in other liabilities includes a receivable from the separate accounts of $923 million and $640 million as of December 31, 1997 and 1996, respectively. The balances are classified in accordance with NAIC accounting practices.

MORTGAGE LOANS
    Mortgage loans, carried at cost, which approximates fair value, include investments in assets backed by mortgage loan pools.

 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                  1997     1996      1995
                                --------  -------  --------
Interest income from bonds and
 short-term investments.......  $100,475  $89,940  $ 76,100
Interest income from policy
 loans........................     1,958    1,846     1,504
Interest and dividends from
 other investments............     1,005    7,864     2,288
                                --------  -------  --------
Gross investment income.......   103,438   99,650    79,892
Less: investment expenses.....     1,153    1,209     1,105
                                --------  -------  --------
Net investment income.........  $102,285  $98,441  $ 78,787
                                --------  -------  --------
                                --------  -------  --------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                        1997     1996      1995
                                      --------  -------  --------
Gross unrealized capital gains at
 end of year........................  $    537  $   713  $  1,724
Gross unrealized capital losses at
 end of year........................    (1,820)  (4,160)        0
                                      --------  -------  --------
Net unrealized capital (losses)
 gains..............................    (1,283)  (3,447)    1,724
Balance at beginning of year........    (3,447)   1,724        15
                                      --------  -------  --------
Change in net unrealized capital
 gains (losses) on common stocks....  $  2,164  $(5,171) $  1,709
                                      --------  -------  --------
                                      --------  -------  --------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                       1997      1996       1995
                                      -------  --------   --------
Gross unrealized capital gains at
 end of year........................  $23,357  $ 11,821   $ 22,251
Gross unrealized capital losses at
 end of year........................   (1,906)   (3,842)    (1,374)
                                      -------  --------   --------
Net unrealized capital gains........   21,451     7,979     20,877
Balance at beginning of year........    7,979    20,877     33,732
                                      -------  --------   --------
Change in net unrealized capital
 gains (losses) on bonds and
 short-term investments.............  $13,472  $(12,898)  $ 54,609
                                      -------  --------   --------
                                      -------  --------   --------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS

                                            1997      1996     1995
                                           -------   -------  ------
Bonds and short-term investments.........  $  (120)  $ 2,756  $   56
Common stocks............................        0         0      52
Real estate and other....................      114         0       0
                                           -------   -------  ------
Realized capital (losses) gains..........       (6)    2,756     208
Capital gains (benefit) tax..............     (831)      936    (205)
                                           -------   -------  ------
Net realized capital gains, after tax....      825     1,820     413
Less: IMR capital (losses) gains.........     (719)    1,413      39
                                           -------   -------  ------
Net realized capital gains...............  $ 1,544   $   407  $  374
                                           -------   -------  ------
                                           -------   -------  ------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1997 and 1996.

(F) CONCENTRATION OF CREDIT RISK

    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    11,114     $    55      $   (51)   $    11,118
  Guaranteed and sponsored -- asset-backed...       55,506       1,056         (269)        56,293
States, municipalities and political
 subdivisions................................       26,404         329            0         26,733
International governments....................        7,609         500            0          8,109
Public utilities.............................       73,024         754         (132)        73,646
All other corporate..........................      517,715      14,110         (704)       531,121
All other corporate -- asset-backed..........      630,069       5,005         (739)       634,335
Short-term investments.......................      277,330          33           (8)       277,355
Certificates of deposit......................       93,770       1,515           (3)        95,282
Parents, subsidiaries and affiliates.........       86,100           0            0         86,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,778,641     $23,357      $(1,906)   $ 1,800,092
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    30,307     $   537      $     0    $    30,844
Common stock -- affiliated...................       35,384           0       (1,820)        33,564
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    65,691     $   537      $(1,820)   $    64,408
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    58,761     $     6      $  (195)   $    58,572
  Guaranteed and sponsored -- asset-backed...       78,237       1,477         (609)        79,105
States, municipalities and political
 subdivisions................................       25,958         163           (2)        26,119
International governments....................        7,447         205            0          7,652
Public utilities.............................       70,116         396         (424)        70,088
All other corporate..........................      410,530       6,357       (1,355)       415,532
All other corporate -- asset-backed..........      485,953       2,654       (1,081)       487,526
Short-term investments.......................      148,094           0          (66)       148,028
Certificates of deposit......................       83,378         563         (110)        83,831
Parents, subsidiaries and affiliates.........       48,100           0            0         48,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,416,574     $11,821      $(3,842)   $ 1,424,553
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    13,064     $   713      $     0    $    13,777
Common stock -- affiliated...................       35,379           0       (4,160)        31,219
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    48,443     $   713      $(4,160)   $    44,996
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

    The amortized cost and estimated fair value of bonds and short-term investments at December 31, 1997 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

--------------------------------------------------------------------------------

over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.

                                               AMORTIZED    ESTIMATED
MATURITY                                          COST     FAIR VALUE
---------------------------------------------  ----------  -----------
Due in one year or less......................  $  424,518  $   696,203
Due after one year through five years........     586,980      708,365
Due after five years through ten years.......     451,963      295,896
Due after ten years..........................     315,180       99,628
                                               ----------  -----------
  Total......................................  $1,778,641  $ 1,800,092
                                               ----------  -----------
                                               ----------  -----------

    Proceeds from sales of investments in bonds and short-term investments during 1997, 1996 and 1995 were $367,626, $668,078 and $313,961, respectively, resulting in gross realized gains of $964, $3,675 and $1,419, respectively, and gross realized losses of $1,084, $919 and $1,263, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS

    BALANCE SHEET ITEMS (IN MILLIONS):

                                                      1997                 1996
                                               ------------------   ------------------
                                               CARRYING    FAIR     CARRYING    FAIR
                                                AMOUNT     VALUE     AMOUNT     VALUE
                                               --------   -------   --------   -------
ASSETS
  Bonds and short-term investments...........   $1,778    $ 1,800    $1,417    $ 1,425
  Common stocks..............................       64         64        45         45
  Policy loans...............................       37         37        29         29
  Mortgage loans.............................       85         85         0          0
  Other invested assets......................       21         21         3          3
LIABILITIES
  Liabilities on investment contracts........   $1,911    $ 1,835    $1,245    $ 1,191

    The carrying amounts for policy loans approximates fair value. The fair value of liabilities on investment contracts are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

 3. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its subsidiaries, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.

    For additional information, see Note 5.

 4. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes (received) paid by the Company were $(14,499), $29,792 and $215,921 in 1997, 1996 and 1995, respectively. The effective tax rate was (26)%, 22% and 25% in 1997, 1996 and 1995, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions).

                                               1997    1996    1995
                                               -----   -----   -----
Tax provision at U.S. Federal statutory
 rate........................................  $  20   $  30   $  20
Tax deferred acquisition costs...............     25      27       8
Statutory to tax reserve differences.........      1       0       3
Unrealized gain on separate accounts.........    (44)    (21)    (13)
Investments and other........................    (17)    (17)     (4)
                                               -----   -----   -----
Federal income tax (benefit) expense.........  $ (15)  $  19   $  14
                                               -----   -----   -----
                                               -----   -----   -----

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1997 or 1996. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which

--------------------------------------------------------------------------------

exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.

 6. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $265, $358, and $1,034 in 1997, 1996 and 1995, respectively. Liabilities for the plan are held by The Hartford.

    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1997, 1996 and 1995.

    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1997, 1996 and 1995.

    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1997, 1996 and 1995.

 7. REINSURANCE:

    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.

    Life insurance net retained premiums were comprised of the following:

                                      1997      1996      1995
                                    --------  --------  --------
Direct premiums...................  $266,427  $226,612  $159,918
Premiums assumed..................    51,630    33,817    13,299
Premiums ceded....................   (21,412)  (10,185)   (7,425)
                                    --------  --------  --------
Premiums and annuity
 considerations...................  $296,645  $250,244  $165,792
                                    --------  --------  --------
                                    --------  --------  --------

    The Company cedes to RGA Reinsurance Company, on a modified coinsurance basis, 80% of the variable annuity business written since 1994.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $23.2 billion and $14.6 billion at December 31, 1997 and 1996, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $252 million, $144 million and $72 million in 1997, 1996 and 1995, respectively, and are recorded as a component of other revenues on the Statutory Statements of Income.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1997 and 1996, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.

    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,544, $1,262 and $1,684 in 1997, 1996 and 1995,
respectively. ILA incurred guaranteed fund expense of $548 in 1997 and 1996 and $0 in 1995.

                                        PART C

                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)

          (3)  (b)  Form of Dealer Agreement.(2)

          (4) Form of Individual Single Premium Immediate Variable Annuity Contract.(3)

          (5)  Form of Application.(3)

          (6)  (a)  Certificate of Incorporation of Hartford.

          (6)  (b)  Bylaws of Hartford.(2)

          (7)  Not applicable.

          (8)  Not applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

-------------------------

     (1) Incorporated by reference to Post-Effective Amendment No. 2, to the RegistrationStatement File No. 33-73568, dated May 1, 1995.

     (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated May 1, 1996.

     (3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-19607, dated May 12, 1997.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor

--------------------------------------------------------------------------------
NAME, AGE                     POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Wendell J. Bossen             Vice President
--------------------------------------------------------------------------------
Gregory A. Boyko              Senior Vice President, Chief Financial Officer,
                              and Treasurer, Director*
--------------------------------------------------------------------------------
Peter W. Cummins              Senior Vice President
--------------------------------------------------------------------------------
Ann M. de Raismes             Senior Vice President
--------------------------------------------------------------------------------
James R. Dooley               Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch              Vice President
--------------------------------------------------------------------------------
David T. Foy                  Vice President
--------------------------------------------------------------------------------
J. Richard Garrett            Vice President and Assistant Treasurer
--------------------------------------------------------------------------------
Donald J. Gillette            Vice President
--------------------------------------------------------------------------------
John P. Ginnetti              Executive Vice President
--------------------------------------------------------------------------------
William A. Godfrey, III       Senior Vice President
--------------------------------------------------------------------------------
Lynda Godkin                  Senior Vice President, General Counsel, and
                              Corporate Secretary, Director*
--------------------------------------------------------------------------------
Lois W. Grady                 Senior Vice President
--------------------------------------------------------------------------------
Christopher Graham            Vice President
--------------------------------------------------------------------------------
Mark E. Hunt                  Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce              Vice President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, AGE                     POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Michael D. Keeler             Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner             Senior Vice President
--------------------------------------------------------------------------------
David N. Levenson             Vice President
--------------------------------------------------------------------------------
William B. Malchodi, Jr.      Vice President
--------------------------------------------------------------------------------
Thomas M. Marra               Executive Vice President and Director, Individual
                              Life and Annuity Division, Director*
--------------------------------------------------------------------------------
Steven L. Matthiesen          Vice President
--------------------------------------------------------------------------------
Michael C. O'Halloran         Vice President
--------------------------------------------------------------------------------
Daniel E. O'Sullivan          Vice President
--------------------------------------------------------------------------------
Craig D. Raymond              Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
David T. Schrandt             Vice President
--------------------------------------------------------------------------------
Lowndes A. Smith              President and Chief Executive Officer, Director*
--------------------------------------------------------------------------------
Walter C. Welsh               Senior Vice President
--------------------------------------------------------------------------------
Raymond P. Welnicki           Senior Vice President
--------------------------------------------------------------------------------
Lizabeth H. Zlatkus           Senior Vice President
--------------------------------------------------------------------------------
David M. Znamierowski         Senior Vice President, Director*
--------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of February 28, 1998, there were 207,515 Contract Owners.

Item 28.  Indemnification

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat.
Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.




Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six American Maturity Life Insurance Company - Separate Account AMLVA

     (b)  Directors and Officers of HSD

               Name and Principal       Positions and Offices
                Business Address          With Underwriter
               ------------------       ---------------------

               Lowndes A. Smith         President and Chief Executive Officer,
                                        Director
               John P. Ginnetti         Executive Vice President, Director
               Thomas M. Marra          Executive Vice President, Director
               Peter W. Cummins         Senior Vice President
               Lynda Godkin             Senior Vice President, General Counsel
                                        and Corporate Secretary
               Donald E. Waggaman, Jr.  Treasurer
               George R. Jay            Controller
               Paul E. Olson            Supervising Registered Principal
               James Cubanski           Assistant Secretary
               Stephen T. Joyce         Assistant Secretary
               Glen J. Kvadus           Assistant Secretary
               Edward M. Ryan, Jr.      Assistant Secretary

          Unless otherwise indicated, the principal business address of each the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.


Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                     SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 10th day of April, 1998.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
    (Registrant)

*By: /s/ Peter W. Cummins                     *By: /s/ Lynda Godkin
    -----------------------------------------      -------------------
    Peter W. Cummins, Senior Vice President        Lynda Godkin
                                                   Attorney-in-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    (Depositor)

*By: /s/ Peter W. Cummins
    -----------------------------------------
    Peter W. Cummins, Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Gregory A. Boyko, Senior Vice President,
 Chief Financial Officer, and Treasurer,
 Director *
Lynda Godkin, Senior Vice President,
 General Counsel, and Corporate Secretary,        BY: /s/ Lynda Godkin
 Director *                                           ------------------
Thomas M. Marra, Executive Vice                           Lynda Godkin
 President and Director, Individual Life and              Attorney-in-Fact
 Annuity Division, Director*                      Dated:  April 10, 1998
Lowndes A. Smith, President and
 Chief Executive Officer, Director *
David M. Znamierowski, Senior Vice President,
 Director*

                                    EXHIBIT INDEX



(6) (a)   Certificate of Incorporation

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)      Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)      Copy of Power of Attorney.

(16)      Organizational Chart.